UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Diversified Income Fund

April 30, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Income Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of April 30, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

©2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2013 to April 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2013 to April 30, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect a waiver in effect for the Class B shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2013 to April 30, 2014 (Unaudited)

Delaware Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Annualized Expense Ratio	Expenses Paid During Period 11/1/13 to 4/30/14*
Actual Fund return†
Class A	$1,000.00	$1,029.70	0.92%	$4.63
Class B	1,000.00	1,027.70	1.57%	7.89
Class C	1,000.00	1,027.10	1.67%	8.39
Class R	1,000.00	1,029.60	1.17%	5.89
Institutional Class	1,000.00	1,032.10	0.67%	3.38
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.23	0.92%	$4.61
Class B	1,000.00	1,017.01	1.57%	7.85
Class C	1,000.00	1,016.51	1.67%	8.35
Class R	1,000.00	1,018.99	1.17%	5.86
Institutional Class	1,000.00	1,021.47	0.67%	3.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation

Delaware Diversified Income Fund	As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	2.03%
Agency Mortgage-Backed Securities	12.60%
Commercial Mortgage-Backed Securities	2.75%
Convertible Bonds	1.59%
Corporate Bonds	56.91%
Automotive	0.60%
Banking	7.63%
Basic Industry	4.58%
Brokerage	0.57%
Capital Goods	2.15%
Communications.	9.13%
Consumer Cyclical	2.82%
Consumer Non-Cyclical	3.74%
Electric	5.37%
Energy	5.47%
Finance Companies.	1.41%
Healthcare	0.93%
Insurance	2.41%
Natural Gas	3.07%
Real Estate	1.76%
Services	1.07%
Technology	2.36%
Transportation	1.22%
Utilities	0.62%
Municipal Bonds	0.62%
Non-Agency Asset-Backed Securities	0.71%
Non-Agency Collateralized Mortgage Obligations	0.99%
Senior Secured Loans	10.89%
Sovereign Bonds	2.07%
Supranational Banks	0.20%
U.S. Treasury Obligations	4.36%
Common Stock	0.00%
Convertible Preferred Stock	0.49%
Preferred Stock	0.62%
Option Purchased	0.00%

3

Security type / sector allocation

Delaware Diversified Income Fund

Security type / sector	Percentage of net assets
Short-Term Investments	7.34%
Securities Lending Collateral	2.75%
Total Value of Securities	106.94%
Obligation to Return Securities Lending Collateral	(2.75%)
Liabilities Net of Receivables and Other Assets	(4.19%)
Total Net Assets	100.00%

4

Schedule of investments

Delaware Diversified Income Fund	April 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	905,347	$994,885
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	1,286	1,349
Series 2002-W11 AV1 0.492% 11/25/32 —	9,049	8,264

Total Agency Asset-Backed Securities (cost $878,041)		1,004,498

Agency Collateralized Mortgage Obligations – 2.03%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 —	16,772	18,733
Series 2002-T4 A3 7.50% 12/25/41	172,598	196,702
Series 2002-T19 A1 6.50% 7/25/42	124,187	141,848
Series 2004-T1 1A2 6.50% 1/25/44	57,305	65,215
Fannie Mae Interest Strip
Series 265 2 9.00% 3/1/24	7,886	9,170
Fannie Mae REMICs
Series 1990-92 C 7.00% 8/25/20	943	1,046
Series 1996-46 ZA 7.50% 11/25/26	167,932	191,728
Series 2001-50 BA 7.00% 10/25/41	86,377	98,825
Series 2002-83 GH 5.00% 12/25/17	158,732	167,527
Series 2002-90 A2 6.50% 11/25/42	235,859	267,506
Series 2003-11 BY 5.50% 2/25/33	153,855	169,576
Series 2003-26 AT 5.00% 11/25/32	3,671,119	3,808,346
Series 2003-38 MP 5.50% 5/25/23	2,566,488	2,814,008
Series 2003-78 B 5.00% 8/25/23	75,252	82,337
Series 2003-106 WE 4.50% 11/25/22	1,951,513	1,985,095
Series 2005-110 MB 5.50% 9/25/35	1,267,545	1,379,046
Series 2007-40 PT 5.50% 5/25/37	37,664	41,266
Series 2009-94 AC 5.00% 11/25/39	5,995,610	6,470,774
Series 2010-41 PN 4.50% 4/25/40	7,623,413	8,191,777
Series 2010-75 NA 4.00% 9/25/28	851,128	887,666
Series 2010-96 DC 4.00% 9/25/25	14,795,000	15,610,900
Series 2011-113 CP 5.00% 9/25/39	1,782,838	1,919,725
Series 2012-19 HB 4.00% 1/25/42	149,713	154,889
Series 2012-19 NI 3.50% 10/25/31 S	5,639,955	773,030
Series 2012-122 SD 5.948% 11/25/42 —S	11,326,501	2,529,966
Series 2013-20 IH 3.00% 3/25/33 S	7,051,978	1,145,553
Series 2013-31 MI 3.00% 4/25/33 S	35,552,049	5,831,645
Series 2013-44 DI 3.00% 5/25/33 S	43,411,544	7,169,751
Fannie Mae Whole Loan
Series 2002-W1 2A 6.617% 2/25/42 —	17,692	20,642
Series 2002-W6 2A 6.96% 6/25/42 —	34,707	39,286
Series 2003-W1 2A 6.668% 12/25/42 —	17,808	20,853

5

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae Whole Loan
Series 2003-W10 1A4 4.505% 6/25/43	24,817	$26,226
Series 2003-W15 2A7 5.55% 8/25/43	12,719	13,552
Series 2004-W11 1A2 6.50% 5/25/44	369,076	426,745
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	198,298	225,257
Series 2326 ZQ 6.50% 6/15/31	617,515	688,251
Series 2557 WE 5.00% 1/15/18	1,936,828	2,045,368
Series 2621 QH 5.00% 5/15/33	29,614	31,734
Series 2624 QH 5.00% 6/15/33	30,991	33,157
Series 2717 MH 4.50% 12/15/18	53,955	57,055
Series 2762 LG 5.00% 9/15/32	615,093	618,267
Series 2809 DC 4.50% 6/15/19	1,051,169	1,108,381
Series 3123 HT 5.00% 3/15/26	38,915	41,865
Series 3150 EQ 5.00% 5/15/26	45,000	49,448
Series 3173 PE 6.00% 4/15/35	16,340	16,355
Series 3232 KF 0.602% 10/15/36 —	92,222	92,509
Series 3290 PE 5.50% 3/15/37	440,554	485,843
Series 3416 GK 4.00% 7/15/22	58,586	59,745
Series 3574 D 5.00% 9/15/39	291,980	316,398
Series 3656 PM 5.00% 4/15/40	11,118,918	12,020,518
Series 3804 EH 3.50% 7/15/40	165,883	175,895
Series 4065 DE 3.00% 6/15/32	1,626,000	1,598,371
Series 4122 LI 3.00% 10/15/27 S	1,106,864	142,225
Series 4185 LI 3.00% 3/15/33 S	11,269,939	1,859,263
Series 4191 CI 3.00% 4/15/33 S	4,404,416	755,259
Series 4217 HI 2.50% 6/15/28 S	1,670,424	194,146
Series 4251 KI 2.50% 4/15/28 S	901,398	85,376
Freddie Mac Strips
Series 19 F 1.034% 6/1/28 —	4,658	4,454
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN2 M2 1.802% 4/25/24 —	1,505,000	1,514,776
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ¿	101,970	119,210
Series T-54 2A 6.50% 2/25/43 ¿	27,568	32,432
Series T-58 2A 6.50% 9/25/43 ¿	620,763	702,890
Series T-60 1A4C 4.766% 3/25/44 ¿—	4,302	4,333
GNMA
Series 2010-113 KE 4.50% 9/20/40	20,392,264	21,694,004
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90% 10/29/20	6,280,000	6,518,791

6

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Vendee Mortgage Trust
Series 2000-1 1A 6.482% 1/15/30 —	6,654	$7,563

Total Agency Collateralized Mortgage Obligations (cost $113,906,929)		115,970,093

Agency Mortgage-Backed Securities – 12.60%
Fannie Mae
5.50% 1/1/36	738,832	824,378
6.00% 9/1/17	6,065	6,465
6.50% 8/1/17	63,910	66,950
7.00% 11/15/16	2,902	2,910
Fannie Mae ARM
1.867% 7/1/33 —	70,214	74,762
1.951% 1/1/36 —	81,862	86,790
1.994% 11/1/24 —	2,633	2,746
2.138% 3/1/38 —	10,149	10,770
2.235% 9/1/38 —	485,131	518,099
2.274% 12/1/33 —	4,112	4,318
2.277% 10/1/33 —	81,048	83,654
2.292% 8/1/34 —	6,679	7,013
2.304% 4/1/36 —	752	806
2.34% 11/1/32 —	494	529
2.384% 11/1/35 —	117,071	124,192
2.392% 11/1/33 —	78,562	81,888
2.397% 6/1/34 —	86,880	92,118
2.407% 4/1/36 —	413,512	435,115
2.411% 5/1/43 —	6,279,703	6,199,379
2.412% 6/1/37 —	9,409	10,138
2.416% 8/1/36 —	27,757	29,811
2.44% 11/1/35 —	453,201	482,596
2.442% 4/1/37 —	1,139,624	1,216,480
2.486% 4/1/36 —	270,905	288,211
2.515% 6/1/36 —	118,032	128,488
2.518% 7/1/36 —	2,265	2,476
2.527% 6/1/34 —	1,473	1,566
2.527% 7/1/36 —	55,058	59,658
2.546% 6/1/43 —	1,446,290	1,438,188
3.293% 9/1/43 —	5,466,350	5,601,054
5.061% 5/1/36 —	162,902	177,182
5.142% 8/1/35 —	76,229	81,959
5.817% 8/1/37 —	540,161	580,376
Fannie Mae Relocation 15 yr
4.00% 9/1/20	163,317	170,026

7

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae Relocation 30 yr
5.00% 9/1/33	190,229	$206,529
5.00% 11/1/33	57,165	62,034
5.00% 1/1/34	2,049	2,226
5.00% 11/1/34	34,949	37,965
5.00% 4/1/35	112,099	121,754
5.00% 10/1/35	92,122	100,004
5.00% 1/1/36	159,668	173,372
Fannie Mae S.F. 15 yr
2.50% 7/1/27	820,796	828,595
2.50% 9/1/27	3,183,820	3,214,066
2.50% 10/1/27	5,231,830	5,281,560
2.50% 11/1/27	275,703	278,330
2.50% 2/1/28	12,264,651	12,379,598
2.50% 4/1/28	87,660	88,291
2.50% 5/1/28	2,122,488	2,137,774
3.00% 3/1/27	6,483,330	6,697,105
3.00% 4/1/27	1,188,018	1,227,124
3.00% 6/1/27	87,850	90,753
3.00% 8/1/27	378,560	391,360
3.00% 11/1/27	1,456,884	1,505,468
3.00% 5/1/28	1,398,287	1,445,404
3.50% 7/1/26	5,320,202	5,606,551
3.50% 3/1/27	175,418	184,847
3.50% 11/1/27	570,399	601,409
3.50% 11/1/28	434,680	458,284
4.00% 3/1/24	34,551	36,702
4.00% 11/1/24	20,515	21,983
4.00% 2/1/25	891,519	947,122
4.00% 5/1/25	2,184,233	2,323,761
4.00% 6/1/25	7,958,559	8,464,461
4.00% 11/1/25	14,487,018	15,458,998
4.00% 12/1/26	3,726,470	3,958,815
4.00% 5/1/27	7,719,137	8,211,567
4.50% 4/1/18	13,677	14,521
4.50% 9/1/18	10,344	10,982
4.50% 3/1/19	96,791	102,759
4.50% 4/1/20	7,703	8,181
4.50% 7/1/20	103,757	110,214
5.00% 11/1/18	204,988	217,506
5.00% 6/1/19	111,732	118,655
5.00% 9/1/20	4,516	4,866
5.00% 5/1/21	448,927	479,258

8

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
5.00% 12/1/21	28,501	$30,427
5.50% 2/1/18	46,967	50,201
5.50% 3/1/18	3,037	3,227
5.50% 11/1/18	8,515	9,099
5.50% 12/1/18	73,480	78,093
5.50% 5/1/19	64,599	68,667
5.50% 10/1/21	8,714	9,497
5.50% 4/1/23	92,093	100,461
5.50% 6/1/23	59,996	65,434
6.00% 12/1/16	12,546	13,097
6.00% 8/1/17	26,255	27,399
6.00% 12/1/17	4,078	4,258
6.00% 9/1/19	174,540	185,875
6.00% 12/1/20	28,374	30,085
6.00% 3/1/21	1,185	1,285
6.00% 9/1/21	2,774,147	3,068,917
6.00% 2/1/22	52,691	56,652
6.00% 8/1/22	39,839	43,639
6.00% 2/1/23	4,884	5,406
Fannie Mae S.F. 15 yr TBA
2.50% 5/1/29	54,108,000	54,446,175
2.50% 6/1/29	23,365,000	23,448,968
3.00% 5/1/29	56,849,000	58,665,502
3.50% 5/1/29	13,737,000	14,466,778
3.50% 6/1/29	18,449,000	19,380,099
Fannie Mae S.F. 20 yr
3.00% 8/1/33	177,928	179,185
3.00% 9/1/33	85,122	85,724
3.50% 11/1/31	61,268	63,750
3.50% 4/1/32	25,154	26,175
3.50% 5/1/32	25,112	26,135
4.00% 1/1/31	47,493	50,537
4.00% 2/1/31	3,021,156	3,212,856
4.50% 9/1/23	922,464	990,308
4.50% 4/1/24	8,946	9,598
5.00% 11/1/23	537,788	589,274
5.00% 12/1/23	194,313	212,959
5.00% 3/1/28	50,070	54,814
5.50% 7/1/23	131,731	145,482
5.50% 2/1/24	267,131	295,022
5.50% 12/1/24	384,233	424,546
5.50% 1/1/25	263,944	291,455

9

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
5.50% 2/1/25	47,011	$51,960
5.50% 7/1/25	38,261	42,602
5.50% 11/1/25	343,993	384,656
5.50% 3/1/27	129,470	143,969
5.50% 3/1/28	139,636	154,965
5.50% 8/1/28	2,077,705	2,305,096
5.50% 12/1/29	590,573	655,018
6.00% 10/1/21	10,925	12,251
6.00% 9/1/29	2,787,226	3,133,684
6.50% 10/1/18	2,865	3,222
6.50% 10/1/27	42,418	47,747
Fannie Mae S.F. 30 yr
3.00% 7/1/42	3,637,227	3,547,837
3.00% 10/1/42	57,548,210	56,140,026
3.00% 12/1/42	10,313,907	10,060,105
3.00% 1/1/43	17,536,852	17,105,237
3.00% 2/1/43	2,006,167	1,956,791
3.00% 4/1/43	14,776,086	14,412,835
3.00% 5/1/43	3,118,631	3,042,389
3.50% 4/1/42	11,177	11,355
3.50% 7/1/42	717,887	729,318
3.50% 9/1/42	571,447	580,624
3.50% 1/1/43	796,093	808,771
4.00% 11/1/40	2,177,730	2,283,322
4.00% 1/1/41	10,163,386	10,655,945
4.00% 2/1/41	21,810	22,862
4.00% 10/1/41	31,572	33,097
4.00% 12/1/41	11,732	12,299
4.00% 1/1/43	4,672,114	4,897,693
4.00% 5/1/43	594,797	624,738
4.00% 8/1/43	1,514,150	1,587,910
4.50% 7/1/36	1,696,050	1,821,053
4.50% 4/1/40	2,039,314	2,191,278
4.50% 11/1/40	4,949,775	5,320,029
4.50% 12/1/40	1,803,773	1,938,425
4.50% 2/1/41	2,378,527	2,556,161
4.50% 3/1/41	10,413,799	11,189,936
4.50% 4/1/41	131,077	140,858
4.50% 5/1/41	5,422,049	5,846,010
4.50% 8/1/41	3,393	3,645
4.50% 10/1/41	7,185,622	7,721,499
4.50% 11/1/41	5,241,921	5,628,863

10

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 9/1/43	4,368,314	$4,691,385
4.50% 2/1/44	1,192,264	1,282,072
5.00% 4/1/33	137,384	151,562
5.00% 7/1/33	141,475	155,984
5.00% 11/1/33	153,839	169,680
5.00% 3/1/34	72,242	79,648
5.00% 4/1/34	318,769	351,229
5.00% 4/1/35	738,142	812,293
5.00% 5/1/35	30,725	33,758
5.00% 6/1/35	4,562	5,019
5.00% 7/1/35	1,730,860	1,901,483
5.00% 8/1/35	773,295	850,269
5.00% 9/1/35	5,735	6,324
5.00% 10/1/35	3,856,196	4,238,876
5.00% 11/1/35	1,657,680	1,822,444
5.00% 8/1/36	7,803	8,582
5.00% 12/1/36	9,346	10,271
5.00% 4/1/37	968,390	1,064,000
5.00% 8/1/37	331,262	364,158
5.00% 2/1/38	1,071,861	1,178,665
5.00% 6/1/39	366,359	402,746
5.50% 2/1/33	3,487,794	3,885,930
5.50% 3/1/34	275,055	306,320
5.50% 4/1/34	1,228,806	1,368,293
5.50% 5/1/34	513,298	571,028
5.50% 11/1/34	1,197,405	1,334,392
5.50% 12/1/34	781,888	870,676
5.50% 1/1/35	3,163,543	3,524,359
5.50% 2/1/35	861,040	958,239
5.50% 3/1/35	638,506	710,738
5.50% 4/1/35	3,149	3,503
5.50% 6/1/35	1,078,052	1,194,465
5.50% 8/1/35	236,961	263,782
5.50% 9/1/35	3,582	3,987
5.50% 10/1/35	998,943	1,110,810
5.50% 11/1/35	10,813	12,007
5.50% 12/1/35	300,694	335,301
5.50% 3/1/36	49,475	54,912
5.50% 4/1/36	71,060	78,871
5.50% 5/1/36	168,304	186,793
5.50% 7/1/36	407,406	453,862
5.50% 9/1/36	245,464	273,311

11

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 11/1/36	340,432	$376,119
5.50% 12/1/36	149,416	164,922
5.50% 1/1/37	241,712	269,123
5.50% 2/1/37	9,442	10,436
5.50% 8/1/37	2,952,692	3,287,996
5.50% 1/1/38	184,208	204,464
5.50% 2/1/38	1,197,337	1,334,043
5.50% 5/1/38	135,116	149,334
5.50% 6/1/38	220,630	243,740
5.50% 10/1/39	3,405,693	3,758,951
5.50% 7/1/40	3,187,155	3,521,950
5.50% 4/1/41	1,813,591	2,018,579
6.00% 7/1/27	8,361	9,334
6.00% 4/1/32	17,627	19,914
6.00% 8/1/34	393,734	443,928
6.00% 11/1/34	20,300	22,895
6.00% 12/1/34	4,472	5,039
6.00% 6/1/35	3,367	3,757
6.00% 7/1/35	90,408	101,684
6.00% 9/1/35	155,891	175,657
6.00% 10/1/35	62,063	70,000
6.00% 11/1/35	34,413	38,796
6.00% 12/1/35	710,502	801,173
6.00% 7/1/36	32,884	36,890
6.00% 8/1/36	317,075	354,502
6.00% 9/1/36	212,730	238,481
6.00% 2/1/37	1,282,296	1,437,287
6.00% 3/1/37	28,757	32,168
6.00% 5/1/37	8,057	8,986
6.00% 7/1/37	8,685	9,795
6.00% 8/1/37	3,365,347	3,771,763
6.00% 9/1/37	473,358	530,471
6.00% 11/1/37	552,593	618,429
6.00% 1/1/38	175,028	196,312
6.00% 3/1/38	1,395	1,563
6.00% 5/1/38	648,392	725,018
6.00% 6/1/38	475,533	532,560
6.00% 8/1/38	391,073	437,730
6.00% 10/1/38	5,466,802	6,105,021
6.00% 12/1/38	11,884	13,298
6.00% 1/1/39	2,194,460	2,450,465
6.00% 9/1/39	402,360	449,013

12

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 3/1/40	1,318,513	$1,471,351
6.00% 9/1/40	1,663,359	1,862,809
6.00% 5/1/41	27,506	30,757
6.50% 3/1/32	205	230
6.50% 8/1/34	5,307	5,975
6.50% 1/1/36	48,783	54,803
6.50% 2/1/36	1,351,453	1,543,637
6.50% 3/1/36	69,415	79,348
6.50% 8/1/36	170,614	191,699
6.50% 9/1/36	6,849	7,704
6.50% 11/1/36	493,960	555,542
6.50% 3/1/37	19,826	22,285
6.50% 8/1/37	96,307	109,128
6.50% 9/1/37	1,079,555	1,212,793
6.50% 11/1/37	2,126	2,390
6.50% 12/1/37	421,670	474,140
6.50% 1/1/38	3,487	3,918
6.50% 10/1/38	51,391	58,101
6.50% 6/1/39	8,689	9,771
7.00% 8/1/32	70,972	79,841
7.00% 9/1/32	39,411	42,185
7.00% 2/1/36	15,555	17,918
7.00% 4/1/37	10,874	12,138
7.00% 12/1/37	6,836	7,711
7.50% 1/1/31	1,417	1,698
7.50% 3/1/32	23,410	27,172
7.50% 4/1/32	16,912	19,332
7.50% 6/1/34	26,182	30,064
7.50% 10/1/34	17,597	20,155
Fannie Mae S.F. 30 yr TBA
3.00% 6/1/44	1,336,000	1,298,007
3.50% 6/1/44	36,646,000	37,066,857
4.00% 5/1/44	2,570,000	2,692,577
4.00% 6/1/44	8,229,000	8,591,912
4.50% 5/1/44	4,550,000	4,884,852
4.50% 6/1/44	35,309,000	37,780,634
Freddie Mac ARM
2.265% 10/1/36 —	58,509	62,933
2.313% 8/1/37 —	8,033	8,548
2.342% 12/1/33 —	260,197	276,563
2.349% 4/1/33 —	2,094	2,119
2.358% 2/1/37 —	643,113	694,005

13

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
2.36% 12/1/33 —	47,582	$50,274
2.453% 3/1/36 —	89,653	95,267
2.464% 4/1/34 —	21,707	23,141
2.489% 5/1/35 —	254,257	269,914
2.49% 7/1/36 —	303,406	323,590
2.537% 1/1/44 —	4,744,528	4,851,146
6.055% 10/1/37 —	3,649	3,820
6.239% 10/1/37 —	106,568	112,392
Freddie Mac Relocation 15 yr
3.50% 10/1/18	46,251	46,977
Freddie Mac Relocation 30 yr
5.00% 9/1/33	171,389	186,290
6.50% 10/1/30	687	735
Freddie Mac S.F. 15 yr
3.00% 12/1/26	167,419	172,782
3.50% 10/1/26	1,107,309	1,165,824
4.00% 12/1/20	68,242	72,404
4.00% 11/1/26	2,189,054	2,326,566
4.50% 5/1/20	960,153	1,019,847
4.50% 7/1/25	743,630	797,878
4.50% 6/1/26	1,672,441	1,794,018
5.00% 6/1/18	325,584	345,204
5.00% 4/1/20	435,070	461,456
5.00% 7/1/23	121,978	132,716
5.50% 7/1/14	54	57
5.50% 6/1/20	1,099,718	1,184,684
5.50% 6/1/21	158,580	173,008
5.50% 7/1/21	141,964	154,864
6.00% 4/1/17	6,014	6,261
6.00% 8/1/17	3,414	3,609
6.50% 8/1/16	512	531
Freddie Mac S.F. 20 yr
3.50% 1/1/34	4,508,440	4,676,609
5.00% 10/1/23	64,734	70,795
5.00% 3/1/24	521,153	569,934
5.00% 9/1/25	2,874,472	3,142,433
5.00% 12/1/29	193,188	212,239
5.50% 1/1/23	14,709	16,205
Freddie Mac S.F. 30 yr
3.00% 10/1/42	4,624,377	4,521,111
3.00% 11/1/42	5,370,079	5,259,847
3.50% 11/1/41	196,674	200,000

14

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
3.50% 4/1/42	61,929	$62,890
4.00% 11/1/40	4,008,335	4,196,430
4.00% 12/1/40	603,763	632,067
4.00% 2/1/41	193,709	202,822
4.00% 2/1/42	2,318,397	2,427,458
4.50% 7/1/39	1,166,678	1,253,929
4.50% 10/1/39	6,720,099	7,221,333
4.50% 3/1/42	10,647,949	11,448,254
4.50% 10/1/43	2,017,211	2,170,411
5.00% 3/1/34	111,925	122,953
5.00% 4/1/35	36,427	39,988
5.00% 6/1/36	22,832	25,006
5.50% 1/1/35	4,007	4,451
5.50% 2/1/35	15,331	17,000
5.50% 3/1/36	289,456	320,328
5.50% 6/1/36	314,046	347,346
5.50% 11/1/36	520,039	572,656
5.50% 12/1/36	153,286	168,911
5.50% 1/1/37	23,013	25,410
5.50% 6/1/38	321,354	353,453
5.50% 3/1/40	1,742,978	1,917,078
5.50% 8/1/40	1,378,781	1,516,955
5.50% 1/1/41	1,400,339	1,540,215
5.50% 6/1/41	103,688	114,045
6.00% 12/1/33	15,914	17,966
6.00% 11/1/34	63,955	71,248
6.00% 2/1/36	2,394,669	2,693,523
6.00% 10/1/36	2,729	3,061
6.00% 10/1/37	19,399	21,577
6.00% 6/1/38	12,229	13,597
6.00% 7/1/38	27,859	31,133
6.00% 8/1/38	4,535,394	5,084,067
6.00% 5/1/40	764,444	851,185
6.50% 10/1/32	1,635	1,840
6.50% 8/1/36	384	431
6.50% 6/1/37	7,561	8,493
6.50% 8/1/38	494,525	555,250
6.50% 9/1/38	1,189	1,341
7.00% 11/1/33	202,627	233,304
GNMA I S.F. 30 yr
7.00% 5/15/28	119,526	141,040
7.00% 12/15/34	2,415,675	2,843,068

15

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr
7.50% 10/15/30	1,483	$1,680
7.50% 2/15/32	405	494
9.50% 9/15/17	2,046	2,196
10.00% 7/15/17	2,095	2,107

Total Agency Mortgage-Backed Securities (cost $717,275,097)		720,326,620

Commercial Mortgage-Backed Securities – 2.75%
Banc of America Commercial Mortgage Trust
Series 2007-4 AM 6.015% 2/10/51 —	1,400,000	1,573,516
CD1 Commercial Mortgage Trust
Series 2005-CD1 C 5.402% 7/15/44 —	3,615,000	3,750,830
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.024% 9/10/45	4,450,000	4,372,637
Commercial Mortgage Pass Through Certificates
Series 2014-LC15 A4 4.006% 4/10/47 ¿	5,970,000	6,195,206
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 AAB 5.644% 2/15/39 —	158,849	161,245
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	11,604,000	13,041,886
FREMF Mortgage Trust
Series 2010-K7 B 144A 5.618% 4/25/20 #—	2,860,000	3,191,746
Series 2012-K19 B 144A 4.176% 5/25/45 #—	1,085,963	1,095,279
Series 2012-K22 B 144A 3.812% 8/25/45 #—	3,250,000	3,181,639
Series 2012-K708 B 144A 3.891% 2/25/45 #—	9,575,000	9,834,004
General Electric Capital Commercial Mortgage
Series 2005-C4 A4 5.489% 11/10/45 —	108,000	113,853
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	6,713,680	6,887,705
Series 2006-GG6 A4 5.553% 4/10/38 —	8,405,000	8,924,429
Series 2010-C1 A2 144A 4.592% 8/10/43 #	9,975,000	10,973,398
Series 2010-C1 C 144A 5.635% 8/10/43 #—	4,640,000	5,149,532
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	3,945,000	3,975,570
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.641% 8/12/37 —	1,685,000	1,816,381
Series 2005-LDP5 D 5.56% 12/15/44 —	2,750,000	2,877,507
Series 2006-LDP8 AM 5.44% 5/15/45	6,732,000	7,344,969
Series 2011-C5 A3 4.171% 8/15/46	5,445,000	5,845,039
Series 2011-C5 C 144A 5.502% 8/15/46 #—	3,165,000	3,481,415
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	633,243	656,175
Series 2005-C3 B 4.895% 7/15/40 —	2,980,000	3,053,675

16

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38	42,912	$42,868
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.376% 11/14/42 —	5,035,000	5,279,993
Series 2005-HQ7 C 5.376% 11/14/42 —	13,733,000	13,604,088
Series 2006-T21 B 144A 5.455% 10/12/52 #—	2,000,000	2,092,658
Series 2007-T27 A4 5.831% 6/11/42 —	5,710,500	6,388,650
Timberstar Trust
Series 2006-1A A 144A 5.668% 10/15/36 #	9,295,000	10,069,078
Series 2006-1A C 144A 5.884% 10/15/36 #	4,500,000	4,849,965
VNO Mortgage Trust
Series 2012-6AVE A 144A 2.996% 11/15/30 #	4,075,000	3,954,963
WF-RBS Commercial Mortgage Trust
Series 2014-C20 A5 3.995% 5/15/47	3,580,000	3,687,253

Total Commercial Mortgage-Backed Securities (cost $157,388,383)		157,467,152

Convertible Bonds – 1.59%
Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18 #	5,531,000	4,701,350
Alere 3.00% exercise price $43.98, expiration date 5/15/16	2,169,000	2,354,721
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16 *	1,209,000	1,314,787
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27 f	3,737,000	3,832,761
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	2,653,000	2,861,924
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	3,219,000	3,550,959
Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19 #	1,891,000	2,100,192
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	1,736,000	1,712,130
Chesapeake Energy 2.25% exercise price $85.40, expiration date 12/14/38	1,000,000	950,000
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	2,701,000	3,512,988
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16 *	3,121,000	2,360,256
Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18 #	2,896,000	2,863,420
Equinix 4.75% exercise price $84.32, expiration date 6/13/16 *	883,000	2,023,726

17

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
General Cable 4.50% exercise price $35.88, expiration date 11/15/29 f	1,929,000	$1,938,645
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	1,055,000	3,642,393
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	3,514,000	3,626,009
Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16 #	1,756,000	2,986,306
Intel 3.25% exercise price $21.71, expiration date 8/1/39 *	1,347,000	1,897,593
Jefferies Group 3.875% exercise price $45.40, expiration date 10/31/29	1,430,000	1,522,950
L-3 Communications Holdings 3.00% exercise price $89.08, expiration date 8/1/35	1,250,000	1,633,594
Lexington Realty Trust 144A 6.00% exercise price $6.76, expiration date 1/11/30 #	1,580,000	2,522,075
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	3,140,000	4,078,075
Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43 #	2,829,000	2,973,986
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	1,493,000	2,134,057
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	895,000	3,420,578
Novellus Systems 2.625% exercise price $35.11, expiration date 5/14/41	1,741,000	3,096,804
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	3,263,000	3,683,111
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41 *	7,059,000	5,625,141
SanDisk 1.50% exercise price $51.83, expiration date 8/11/17	1,609,000	2,747,367
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	751,000	2,212,634
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	1,990,000	1,749,956
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	989,000	1,043,395
Vector Group 2.50% exercise price $17.62, expiration date 1/14/19 —	2,008,000	2,716,358
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	1,078,000	1,595,440

Total Convertible Bonds (cost $81,282,987)		90,985,681

18

		Principal amount°	Value (U.S. $)
Corporate Bonds – 56.91%
Automotive – 0.60%
American Axle & Manufacturing
6.25% 3/15/21		4,810,000	$5,110,625
7.75% 11/15/19		162,000	186,705
Chassix 144A 9.25% 8/1/18 #		825,000	898,219
Daimler 2.75% 12/10/18	NOK	13,910,000	2,343,913
Delphi 4.15% 3/15/24		4,160,000	4,265,181
Ford Motor 7.45% 7/16/31		9,269,000	12,127,383
International Automotive Components Group 144A 9.125% 6/1/18 #		89,000	95,230
Meritor 6.75% 6/15/21		2,195,000	2,332,187
Toyota Finance Australia 3.04% 12/20/16	NZD	2,810,000	2,317,835
TRW Automotive 144A 4.50% 3/1/21 #		4,570,000	4,764,225

			34,441,503

Banking – 7.63%
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	3,366,000	3,084,028
3.564% 11/6/18 —	AUD	2,939,000	2,743,410
Banco de Costa Rica 144A 5.25% 8/12/18 #		7,300,000	7,336,500
Banco Nacional de Costa Rica 144A 4.875% 11/1/18 #		4,305,000	4,283,475
Banco Santander Mexico
144A 4.125% 11/9/22 #		2,140,000	2,134,650
144A 5.95% 1/30/24 #*—		5,630,000	5,862,237
BanColombia 5.95% 6/3/21 *		4,087,000	4,444,613
Bank Nederlandse Gemeenten 144A 2.625% 4/28/21 #		10,332,000	10,309,559
Bank of America
2.00% 1/11/18		2,855,000	2,862,483
4.00% 4/1/24		19,455,000	19,592,761
Bank of Georgia 144A 7.75% 7/5/17 #		5,055,000	5,383,575
Barclays Bank 7.625% 11/21/22 *		9,770,000	11,119,481
BB&T
3.95% 3/22/22		250,000	259,472
5.25% 11/1/19		13,969,000	15,831,543
BBVA Bancomer
144A 4.375% 4/10/24 #		3,025,000	3,013,656
144A 6.50% 3/10/21 #		7,925,000	8,757,125
Branch Banking & Trust
0.553% 9/13/16 —		5,010,000	4,994,649
2.85% 4/1/21		3,585,000	3,589,496
City National 5.25% 9/15/20 *		5,640,000	6,324,369
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.655% 3/22/17 —	AUD	2,000,000	1,874,464
4.00% 1/11/22	EUR	1,229,000	1,953,749

19

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Credit Suisse 144A 6.50% 8/8/23 #		9,325,000	$10,432,717
Credit Suisse Group 144A 7.50% 12/11/49 #—		4,720,000	5,133,047
Fifth Third Bancorp 4.30% 1/16/24		5,345,000	5,504,783
Goldman Sachs Group
3.55% 2/12/21 @	CAD	3,000,000	2,749,838
3.925% 8/21/19 —	AUD	2,390,000	2,224,952
4.00% 3/3/24		5,265,000	5,293,415
4.335% 8/8/18 —	AUD	2,570,000	2,437,357
HBOS 144A 6.75% 5/21/18 #		6,840,000	7,804,187
HSBC Holdings 4.25% 3/14/24		6,465,000	6,546,504
HSBC New Zealand 3.89% 12/10/18 —	NZD	3,300,000	2,873,484
ING Bank 144A 5.80% 9/25/23 #		11,170,000	12,268,972
JPMorgan Chase
0.858% 1/28/19 —		2,985,000	2,995,489
3.665% 5/17/18 —	AUD	2,730,000	2,551,716
3.875% 2/1/24 *		7,020,000	7,135,058
4.25% 11/2/18	NZD	7,250,000	6,023,984
6.75% 8/29/49 —		9,900,000	10,543,500
KeyBank 6.95% 2/1/28		17,740,000	21,902,620
Lloyds Banking Group 7.50% 4/30/49 *—		9,275,000	9,715,563
Morgan Stanley
1.079% 1/24/19 —		3,119,000	3,134,190
2.50% 1/24/19		500,000	500,973
3.875% 4/29/24		815,000	811,806
5.00% 11/24/25		12,890,000	13,403,190
7.375% 2/22/18 *	AUD	2,734,000	2,782,808
7.60% 8/8/17	NZD	4,780,000	4,389,029
National City Bank 0.604% 6/7/17 —		9,875,000	9,798,972
Northern Trust 3.95% 10/30/25		4,480,000	4,553,454
Oversea-Chinese Banking 144A 4.00% 10/15/24 #—		8,540,000	8,513,970
PNC Financial Services Group 3.90% 4/29/24		6,695,000	6,720,977
PNC Preferred Funding Trust II 144A 1.456% 3/31/49 #—		13,900,000	13,517,750
Rabobank 4.625% 12/1/23		8,865,000	9,256,798
RBS Capital Trust I 2.099% 12/29/49 —		3,925,000	3,846,500
Santander Holdings USA 3.45% 8/27/18		5,675,000	5,932,793
Santander UK 144A 5.00% 11/7/23 #		11,440,000	12,102,708
Siam Commercial Bank 144A 3.50% 4/7/19 #*		4,560,000	4,595,805
SVB Financial Group 5.375% 9/15/20 *		5,120,000	5,784,223
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #		6,288,000	6,303,720
Turkiye Is Bankasi 144A 7.85% 12/10/23 #		3,865,000	4,129,907
US Bank North America 4.95% 10/30/14		4,535,000	4,636,611
USB Capital IX 3.50% 10/29/49 —		27,182,000	23,240,610

20

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
USB Realty 144A 1.475% 12/22/49 #—		4,485,000	$4,171,050
Wells Fargo
3.00% 1/22/21		5,000,000	5,060,930
3.50% 9/12/29	GBP	1,700,000	2,719,355
5.90% 12/29/49 —		3,780,000	3,888,856
Woori Bank 144A 4.75% 4/30/24 #		4,140,000	4,134,788
Zions Bancorp
4.50% 3/27/17		6,835,000	7,297,470
4.50% 6/13/23		6,790,000	6,828,703
7.75% 9/23/14		3,760,000	3,854,462

			435,804,889

Basic Industry – 4.58%
AK Steel 7.625% 5/15/20 *		3,259,000	3,283,443
Alfa 144A 6.875% 3/25/44 #		805,000	832,169
ArcelorMittal
6.125% 6/1/18		3,732,000	4,105,200
10.35% 6/1/19		12,195,000	15,457,163
Barrick North America Finance 5.75% 5/1/43		7,335,000	7,454,018
Braskem Finance 6.45% 2/3/24 *		5,900,000	6,150,750
Cemex Finance 144A 6.00% 4/1/24 #		3,280,000	3,292,300
CF Industries
5.15% 3/15/34		4,020,000	4,221,981
6.875% 5/1/18		18,254,000	21,491,511
7.125% 5/1/20		2,841,000	3,427,894
Cia Minera Ares 144A 7.75% 1/23/21 #*		4,030,000	4,226,463
Dow Chemical 8.55% 5/15/19		33,026,000	42,382,563
First Quantum Minerals
144A 6.75% 2/15/20 #		47,000	47,705
144A 7.00% 2/15/21 #		47,000	47,881
FMG Resources August 2006 144A 6.875% 4/1/22 #*		19,258,000	20,678,277
Georgia-Pacific 8.00% 1/15/24		16,271,000	21,685,680
HD Supply
7.50% 7/15/20		2,684,000	2,918,850
11.50% 7/15/20		1,765,000	2,100,350
Immucor 11.125% 8/15/19		3,332,000	3,781,820
International Paper
6.00% 11/15/41		800,000	941,009
7.50% 8/15/21		6,995,000	8,833,531
JMC Steel Group 144A 8.25% 3/15/18 #		97,000	98,455
LSB Industries 144A 7.75% 8/1/19 #		725,000	779,375
Masonite International 144A 8.25% 4/15/21 #		103,000	113,815
MMC Finance 144A 5.55% 10/28/20 #		3,903,000	3,785,910

21

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Mosaic 5.625% 11/15/43	1,620,000	$1,795,302
New Gold 144A 6.25% 11/15/22 #	232,000	238,960
Nortek 8.50% 4/15/21	5,564,000	6,162,130
Novelis 8.75% 12/15/20	5,145,000	5,762,400
OCP
144A 5.625% 4/25/24 #*	2,950,000	2,957,375
144A 6.875% 4/25/44 #*	3,940,000	3,969,944
Perstorp Holding 144A 8.75% 5/15/17 #	2,825,000	3,036,875
Phosagro 144A 4.204% 2/13/18 #	7,978,000	7,519,265
PolyOne 5.25% 3/15/23	3,470,000	3,522,050
Potash 3.625% 3/15/24	5,265,000	5,287,487
Rio Tinto Finance USA 3.50% 11/2/20	250,000	258,733
Rock-Tenn
3.50% 3/1/20	5,006,000	5,137,132
4.00% 3/1/23	3,950,000	4,023,905
4.45% 3/1/19	2,044,000	2,201,233
Ryerson
9.00% 10/15/17	3,784,000	4,072,530
11.25% 10/15/18	1,584,000	1,785,960
Samarco Mineracao 144A 5.75% 10/24/23 #	6,940,000	7,061,450
TPC Group 144A 8.75% 12/15/20 #	2,852,000	3,158,590
US Coatings Acquisition 144A 7.375% 5/1/21 #*	4,585,000	5,054,963
Vedanta Resources 144A 6.00% 1/31/19 #*	6,540,000	6,548,175

		261,692,572

Brokerage – 0.57%
Jefferies Group
5.125% 1/20/23	6,470,000	6,842,950
6.45% 6/8/27	3,795,000	4,096,592
6.50% 1/20/43	2,445,000	2,630,267
Lazard Group
4.25% 11/14/20	1,255,000	1,306,081
6.85% 6/15/17	15,689,000	17,830,815

		32,706,705

Capital Goods – 2.15%
Accudyne Industries 144A 7.75% 12/15/20 #	1,370,000	1,493,300
Ball
4.00% 11/15/23	5,865,000	5,469,113
5.00% 3/15/22	2,715,000	2,789,663
BOE Merger 144A PIK 9.50% 11/1/17 #T	290,000	305,950
Cemex
144A 4.976% 10/15/18 #—	3,645,000	3,845,475
144A 9.50% 6/15/18 #*	2,845,000	3,264,637

22

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Consolidated Container 144A 10.125% 7/15/20 #		3,016,000	$3,151,720
Crane
2.75% 12/15/18		1,655,000	1,679,709
4.45% 12/15/23		7,570,000	7,850,151
Crown Americas 4.50% 1/15/23		2,075,000	1,992,000
ENA Norte Trust 144A 4.95% 4/25/23 #		4,357,622	4,224,061
General Electric 4.50% 3/11/44		4,270,000	4,415,774
Ingersoll-Rand Global Holding 144A 4.25% 6/15/23 #		12,015,000	12,359,806
Metalloinvest Finance
144A 5.625% 4/17/20 #		6,355,000	5,703,613
144A 6.50% 7/21/16 #		1,005,000	1,002,487
Milacron 144A 7.75% 2/15/21 #		3,335,000	3,668,500
OAS Investments 144A 8.25% 10/19/19 #		5,530,000	5,675,163
Odebrecht Offshore Drilling Finance
144A 6.625% 10/1/22 #*		6,270,000	6,583,500
144A 6.75% 10/1/22 #		1,833,917	1,923,320
Plastipak Holdings 144A 6.50% 10/1/21 #		3,655,000	3,819,475
Reynolds Group Issuer
8.25% 2/15/21 *		2,755,000	2,992,619
9.00% 4/15/19		9,720,000	10,424,700
Sealed Air 144A 6.50% 12/1/20 #		4,615,000	5,122,650
TransDigm 7.50% 7/15/21		3,825,000	4,226,625
URS 5.00% 4/1/22 *		5,745,000	5,813,256
Votorantim Cimentos 144A 7.25% 4/5/41 #		12,650,000	13,013,688

			122,810,955

Communications – 9.13%
Altice 144A 7.75% 5/15/22 #		1,825,000	1,904,844
America Movil 5.00% 3/30/20		10,870,000	12,135,203
American Tower 5.00% 2/15/24		3,260,000	3,474,518
American Tower Trust I
144A 1.551% 3/15/43 #		4,230,000	4,151,049
144A 3.07% 3/15/23 #		10,175,000	9,842,547
AT&T 3.90% 3/11/24		14,285,000	14,479,890
Bell Canada 3.35% 3/22/23	CAD	4,236,000	3,776,973
Brasil Telecom 144A 5.75% 2/10/22 #		5,318,000	5,264,820
CC Holdings GS V 3.849% 4/15/23		5,355,000	5,265,839
CCO Holdings 5.25% 9/30/22		4,068,000	4,083,255
CenturyLink
5.80% 3/15/22		12,355,000	12,725,650
6.75% 12/1/23		3,120,000	3,361,800
Cequel Communications Holdings I 144A
6.375% 9/15/20 #		3,942,000	4,148,955

23

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Cisco Systems
2.90% 3/4/21		2,820,000	$2,844,495
3.625% 3/4/24		8,695,000	8,855,031
Columbus International 144A 7.375% 3/30/21 #*		7,680,000	8,054,400
Comcast 4.75% 3/1/44		5,865,000	6,137,963
Comcel Trust 144A 6.875% 2/6/24 #		3,400,000	3,565,750
Crown Castle Towers 144A 4.883% 8/15/20 #		30,105,000	33,425,852
CSC Holdings 6.75% 11/15/21		3,205,000	3,585,594
Deutsche Telekom International Finance 6.50% 4/8/22	GBP	1,270,000	2,578,366
Digicel 144A 8.25% 9/1/17 #		2,227,000	2,321,759
Digicel Group 144A 8.25% 9/30/20 #		10,574,000	11,314,180
DIRECTV Holdings 4.45% 4/1/24		5,480,000	5,570,771
DISH DBS
5.00% 3/15/23		4,195,000	4,289,387
5.875% 7/15/22		1,499,000	1,620,794
7.875% 9/1/19		1,998,000	2,375,123
Entel Chile 144A 4.875% 10/30/24 #		3,890,000	4,090,833
Equinix
4.875% 4/1/20		2,245,000	2,301,125
5.375% 4/1/23		3,545,000	3,624,763
Gray Television 7.50% 10/1/20 *		4,390,000	4,741,200
Hughes Satellite Systems 7.625% 6/15/21		2,255,000	2,553,787
Intelsat Jackson Holdings 144A 5.50% 8/1/23 #		4,270,000	4,195,275
Intelsat Luxembourg
7.75% 6/1/21		4,665,000	4,880,756
8.125% 6/1/23		4,120,000	4,341,450
Interpublic Group 4.20% 4/15/24 *		6,535,000	6,655,747
Lamar Media 5.00% 5/1/23		4,975,000	5,024,750
Level 3 Financing
144A 6.125% 1/15/21 #		1,785,000	1,878,713
7.00% 6/1/20		2,677,000	2,904,545
MDC Partners 144A 6.75% 4/1/20 #		3,290,000	3,495,625
MetroPCS Wireless 6.625% 11/15/20		2,848,000	3,050,920
Millicom International Cellular 144A 6.625% 10/15/21 #		4,645,000	4,865,637
MTS International Funding 144A 8.625% 6/22/20 #		5,595,000	6,364,313
Myriad International Holdings
144A 6.00% 7/18/20 #		1,905,000	2,090,737
144A 6.375% 7/28/17 #		4,615,000	5,139,956
Netflix 144A 5.75% 3/1/24 #		4,400,000	4,576,000
Nielsen Luxembourg 144A 5.50% 10/1/21 #		2,040,000	2,136,900
Numericable Group 144A 6.00% 5/15/22 #		1,955,000	2,003,875
Rogers Communications 5.00% 3/15/44		4,305,000	4,422,759

24

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
SBA Tower Trust 144A 2.24% 4/16/18 #		7,245,000	$7,143,617
SES 144A 3.60% 4/4/23 #		12,999,000	12,711,007
SES Global Americas Holdings
144A 2.50% 3/25/19 #		930,000	931,878
144A 5.30% 3/25/44 #		9,920,000	10,338,088
Sinclair Television Group
5.375% 4/1/21		4,900,000	4,900,000
6.125% 10/1/22		2,143,000	2,199,254
Sprint
144A 7.125% 6/15/24 #		5,035,000	5,299,338
144A 7.25% 9/15/21 #		4,075,000	4,457,031
144A 7.875% 9/15/23 #		1,010,000	1,116,050
Sprint Capital 6.90% 5/1/19		4,335,000	4,779,338
TBG Global 144A 4.625% 4/3/18 #		5,285,000	5,212,331
Telefonica Chile 144A 3.875% 10/12/22 #*		10,930,000	10,630,267
Telefonica Emisiones
4.57% 4/27/23		5,134,000	5,389,334
5.134% 4/27/20		5,510,000	6,107,504
5.289% 12/9/22	GBP	2,050,000	3,778,065
Telemar Norte Leste 144A 5.50% 10/23/20 #		10,030,000	10,218,063
Tencent Holdings 144A 3.375% 5/2/19 #		4,640,000	4,670,030
Time Warner 4.70% 1/15/21		250,000	274,595
Time Warner Cable
5.85% 5/1/17		2,037,000	2,309,221
8.25% 4/1/19		11,941,000	15,138,895
T-Mobile USA
6.125% 1/15/22		1,340,000	1,413,700
6.836% 4/28/23 *		7,245,000	7,824,600
Univision Communications
144A 5.125% 5/15/23 #		6,985,000	7,159,625
144A 6.75% 9/15/22 #		1,425,000	1,574,625
UPCB Finance III 144A 6.625% 7/1/20 #		8,039,000	8,621,828
Verizon Communications
3.25% 2/17/26	EUR	2,606,000	3,813,592
4.15% 3/15/24		2,410,000	2,474,207
5.15% 9/15/23		25,520,000	28,184,441
6.40% 9/15/33		3,825,000	4,625,817
Viacom 5.25% 4/1/44 *		4,125,000	4,331,225
Vimpel Communications 144A 7.748% 2/2/21 #		9,019,000	9,131,738
Virgin Media Finance 144A 6.375% 4/15/23 #		3,270,000	3,449,850
Virgin Media Secured Finance 6.50% 1/15/18		34,343,000	35,567,328
VTR Finance 144A 6.875% 1/15/24 #		5,110,000	5,337,860

25

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Wind Acquisition Finance
144A 7.25% 2/15/18 #	1,335,000	$1,411,763
144A 7.375% 4/23/21 #	3,265,000	3,362,950
Windstream
7.50% 6/1/22 *	49,000	52,553
7.50% 4/1/23	1,375,000	1,457,500
7.75% 10/1/21	2,300,000	2,501,250
Zayo Group 10.125% 7/1/20	4,770,000	5,539,163

		521,933,995

Consumer Cyclical – 2.82%
Caesars Growth Properties Holdings 144A
9.375% 5/1/22 #*	2,350,000	2,348,531
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #T	3,445,000	3,574,187
CVS Caremark 4.00% 12/5/23	10,690,000	11,092,917
Dave & Buster’s Entertainment 144A 0.00% 2/15/16 #^	119,000	101,150
DBP Holding 144A 7.75% 10/15/20 #	112,000	101,780
Delphi 6.125% 5/15/21	6,275,000	7,004,469
General Motors 144A 3.50% 10/2/18 #	6,545,000	6,700,444
Historic TW 6.875% 6/15/18	24,569,000	29,223,916
Host Hotels & Resorts
3.75% 10/15/23	8,280,000	8,155,030
4.75% 3/1/23	9,710,000	10,282,647
5.875% 6/15/19	3,045,000	3,298,600
International Game Technology 5.35% 10/15/23	12,384,000	13,311,896
Landry’s 144A 9.375% 5/1/20 #	1,579,000	1,748,743
Levi Strauss 6.875% 5/1/22	5,510,000	6,122,987
Marriott International 3.375% 10/15/20	5,735,000	5,805,363
Pantry 8.375% 8/1/20	94,000	101,990
Party City Holdings 8.875% 8/1/20	99,000	110,880
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	1,281,000	1,338,645
QVC 4.375% 3/15/23	13,770,000	13,691,676
Rite Aid 9.25% 3/15/20	4,097,000	4,680,823
Sally Holdings 5.75% 6/1/22	4,201,000	4,484,567
Tempur-Pedic International 6.875% 12/15/20	60,000	65,700
Tenedora Nemak 144A 5.50% 2/28/23 #	7,440,000	7,551,600
TRW Automotive 144A 4.45% 12/1/23 #	8,140,000	8,323,150
Wyndham Worldwide
4.25% 3/1/22	4,480,000	4,560,510
5.625% 3/1/21	6,270,000	6,883,400
Yum Brands 3.875% 11/1/23 *	300,000	303,318

		160,968,919

26

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 3.74%
BFF International 144A 7.25% 1/28/20 #	4,025,000	$4,648,875
Boston Scientific
2.65% 10/1/18	4,795,000	4,869,788
6.00% 1/15/20	12,030,000	13,956,436
BRF 144A 5.875% 6/6/22 #	8,925,000	9,527,437
CareFusion 6.375% 8/1/19	33,210,000	38,507,360
Celgene 3.95% 10/15/20	10,810,000	11,403,901
Coca-Cola Femsa 2.375% 11/26/18	1,156,000	1,164,578
Coca-Cola Icecek 144A 4.75% 10/1/18 #	5,895,000	6,209,852
Constellation Brands 6.00% 5/1/22	5,215,000	5,814,725
Cosan Luxembourg 144A 5.00% 3/14/23 #	6,735,000	6,415,087
Fomento Economico Mexicano 4.375% 5/10/43	4,120,000	3,719,046
Gilead Sciences 3.70% 4/1/24	9,435,000	9,593,838
Jarden 6.125% 11/15/22	2,095,000	2,252,125
JBS Investments 144A 7.75% 10/28/20 #	10,215,000	10,917,281
Kimberly-Clark de Mexico 144A 3.80% 4/8/24 #	2,035,000	2,060,437
Korea Expressway 144A 1.875% 10/22/17 #	9,585,000	9,601,496
Marfrig Overseas 144A 9.50% 5/4/20 #	3,850,000	3,955,875
McKesson 3.796% 3/15/24	11,915,000	12,071,515
Pernod-Ricard 144A 5.75% 4/7/21 #	5,710,000	6,526,479
Prestige Brands 144A 5.375% 12/15/21 #	4,170,000	4,295,100
Quest Diagnostics 2.70% 4/1/19	3,530,000	3,548,402
Scotts Miracle-Gro 6.625% 12/15/20 *	3,438,000	3,738,825
Smithfield Foods 6.625% 8/15/22	4,100,000	4,494,625
Spectrum Brands Escrow
6.375% 11/15/20	4,575,000	4,986,750
6.625% 11/15/22	68,000	74,630
Thermo Fisher Scientific 2.40% 2/1/19	7,047,000	7,123,946
Want Want China Finance 144A 1.875% 5/14/18 #	5,350,000	5,186,012
Zimmer Holdings 4.625% 11/30/19	15,546,000	17,274,156

		213,938,577

Electric – 5.37%
AES Gener 144A 8.375% 12/18/73 #*—	4,962,000	5,358,960
Ameren Illinois 9.75% 11/15/18	16,130,000	21,102,089
American Transmission Systems 144A 5.25% 1/15/22 #	19,960,000	21,703,746
CMS Energy 6.25% 2/1/20	7,690,000	9,084,589
ComEd Financing III 6.35% 3/15/33	8,849,000	8,760,510
Comision Federal de Electricidad 144A 4.875% 1/15/24 #	4,575,000	4,706,531
Duquesne Light Holdings 5.50% 8/15/15 *	3,168,000	3,336,281
Electricite de France
144A 4.60% 1/27/20 #	3,580,000	3,947,469

27

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Electricite de France
144A 4.875% 1/22/44 #	1,985,000	$2,054,552
144A 5.25% 12/29/49 #—	15,720,000	16,081,560
Enel 144A 8.75% 9/24/73 #—	6,930,000	8,004,150
Entergy Louisiana 4.05% 9/1/23	13,930,000	14,793,367
Exelon Generation 4.25% 6/15/22	11,570,000	11,870,959
Great Plains Energy
4.85% 6/1/21	4,595,000	4,988,723
5.292% 6/15/22	7,315,000	8,231,928
Integrys Energy Group 6.11% 12/1/66 *—	13,885,000	13,945,261
IPALCO Enterprises 5.00% 5/1/18	5,745,000	6,147,150
LG&E & KU Energy
3.75% 11/15/20	9,197,000	9,489,704
4.375% 10/1/21	15,250,000	16,192,481
National Rural Utilities Cooperative Finance
4.75% 4/30/43 —	10,405,000	9,884,750
NextEra Energy Capital Holdings
3.625% 6/15/23	4,570,000	4,456,202
6.35% 10/1/66 *—	8,346,000	8,225,317
NV Energy 6.25% 11/15/20	10,843,000	12,808,283
Pennsylvania Electric 5.20% 4/1/20	9,253,000	10,248,900
PPL Capital Funding 6.70% 3/30/67 —	2,500,000	2,526,645
Public Service Company of Oklahoma 5.15% 12/1/19	13,585,000	15,336,636
Puget Energy 6.00% 9/1/21	4,685,000	5,484,092
Puget Sound Energy 6.974% 6/1/67 —	18,119,000	18,813,429
SCANA 4.125% 2/1/22	9,040,000	9,172,662
Wisconsin Energy 6.25% 5/15/67 —	19,330,000	19,996,092

		306,753,018

Energy – 5.47%
AmeriGas Finance 7.00% 5/20/22	2,864,000	3,164,720
Bristow Group 6.25% 10/15/22	3,735,000	4,019,794
Chaparral Energy
7.625% 11/15/22	769,000	822,830
8.25% 9/1/21	78,000	85,605
Chesapeake Energy 5.75% 3/15/23 *	9,740,000	10,397,450
CNOOC Finance 2012 144A 3.875% 5/2/22 #	4,955,000	4,905,381
CNOOC Nexen Finance 2014 4.25% 4/30/24	7,345,000	7,361,144
Continental Resources 4.50% 4/15/23	16,805,000	17,691,346
Drill Rigs Holdings 144A 6.50% 10/1/17 #	5,169,000	5,362,837
Ecopetrol 7.625% 7/23/19	3,607,000	4,355,453
Energy XXI Gulf Coast 144A 7.50% 12/15/21 #*	3,945,000	4,191,563
Exterran Partners 6.00% 4/1/21	1,270,000	1,276,350

28

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Halcon Resources 8.875% 5/15/21	3,976,000	$4,140,010
Hercules Offshore
144A 6.75% 4/1/22 #	870,000	842,813
144A 8.75% 7/15/21 #	1,270,000	1,374,775
Husky Energy 4.00% 4/15/24	11,445,000	11,821,449
KazMunayGas National 144A 9.125% 7/2/18 #	8,410,000	10,081,487
Key Energy Services 6.75% 3/1/21	4,135,000	4,383,100
Laredo Petroleum 7.375% 5/1/22 *	3,602,000	3,989,215
Linn Energy
6.50% 5/15/19	1,216,000	1,267,680
8.625% 4/15/20	1,912,000	2,072,130
Lukoil International Finance 6.125% 11/9/20	4,270,000	4,302,025
Midstates Petroleum 9.25% 6/1/21 *	3,795,000	3,899,363
MIE Holdings 144A 7.50% 4/25/19 #	3,610,000	3,641,587
Murphy Oil USA 144A 6.00% 8/15/23 #	4,130,000	4,284,875
Newfield Exploration 5.625% 7/1/24	8,180,000	8,568,550
Nostrum Oil & Gas Finance 144A 6.375% 2/14/19 #	3,865,000	3,884,325
Oasis Petroleum 144A 6.875% 3/15/22 #	4,755,000	5,182,950
ONGC Videsh 2.50% 5/7/18 *	8,240,000	7,961,488
Pacific Rubiales Energy
144A 5.375% 1/26/19 #	3,515,000	3,620,450
144A 7.25% 12/12/21 #	6,470,000	7,100,825
PDC Energy 7.75% 10/15/22	1,273,000	1,403,483
Pertamina Persero
144A 4.30% 5/20/23 #	1,425,000	1,302,094
144A 4.875% 5/3/22 #	5,715,000	5,507,831
Petrobras Global Finance
3.00% 1/15/19	6,475,000	6,286,247
6.25% 3/17/24	2,930,000	3,085,009
Petrobras International Finance 5.375% 1/27/21	6,036,000	6,211,762
Petrohawk Energy 7.25% 8/15/18	14,758,000	15,615,218
Petroleos de Venezuela
8.50% 11/2/17	6,500,000	5,866,250
9.00% 11/17/21	1,500,000	1,231,875
Petroleos Mexicanos
144A 6.375% 1/23/45 #	1,095,000	1,201,763
6.50% 6/2/41	3,250,000	3,623,750
Pride International 6.875% 8/15/20	30,565,000	36,798,396
Range Resources 5.75% 6/1/21	1,800,000	1,935,000
Samson Investment 144A 10.75% 2/15/20 #	5,538,000	5,870,280
SandRidge Energy
8.125% 10/15/22	13,067,000	14,210,363

29

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
SandRidge Energy
8.75% 1/15/20 *		30,000	$32,588
Suburban Propane Partners 7.375% 8/1/21		1,449,000	1,601,145
Sunoco Logistics Partners Operations 3.45% 1/15/23		2,520,000	2,436,467
Talisman Energy 5.50% 5/15/42		21,045,000	21,762,908
Woodside Finance 144A 8.75% 3/1/19 #		10,371,000	13,186,478
YPF 144A 8.75% 4/4/24 #*		7,312,000	7,375,980

			312,598,457

Finance Companies – 1.41%
Ford Motor Credit 5.875% 8/2/21		205,000	237,989
General Electric Capital
2.10% 12/11/19		3,225,000	3,215,554
144A 3.80% 6/18/19 #		6,510,000	6,912,357
4.208% 12/6/21	SEK	4,000,000	663,441
4.375% 9/16/20		11,420,000	12,513,339
6.25% 12/15/49 —		3,135,000	3,420,135
7.125% 12/15/49 —		14,810,000	17,058,291
General Electric Capital Canada Funding 2.42% 5/31/18	CAD	980,000	903,199
General Electric Capital European Funding 2.25% 7/20/20	EUR	1,254,000	1,795,035
Hyundai Capital America
144A 2.125% 10/2/17 #		6,005,000	6,079,444
144A 2.55% 2/6/19 #		255,000	255,840
IPIC GMTN 144A 5.50% 3/1/22 #		4,242,000	4,798,763
Nuveen Investments 144A 9.50% 10/15/20 #		9,434,000	11,297,215
Temasek Financial I 144A 2.375% 1/23/23 #		4,915,000	4,575,383
Trust F/1401 144A 5.25% 12/15/24 #		7,040,000	7,136,800

			80,862,785

Healthcare – 0.93%
Air Medical Group Holdings 9.25% 11/1/18		3,393,000	3,681,405
Alere 7.25% 7/1/18		1,158,000	1,276,695
Biomet 6.50% 10/1/20		5,413,000	5,927,235
Community Health Systems
144A 6.875% 2/1/22 #		1,750,000	1,822,187
7.125% 7/15/20		50,000	53,687
8.00% 11/15/19		2,221,000	2,440,324
Fresenius Medical Care US Finance II 144A
5.875% 1/31/22 #		4,243,000	4,540,010
HCA
5.00% 3/15/24		4,210,000	4,188,950
7.50% 2/15/22		5,344,000	6,108,192
HCA Holdings
6.25% 2/15/21		2,813,000	2,978,264

30

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
HCA Holdings
7.75% 5/15/21	124,000	$136,555
Kinetic Concepts 10.50% 11/1/18	2,579,000	2,959,403
Par Pharmaceutical 7.375% 10/15/20	1,776,000	1,935,840
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	4,300,000	4,622,500
Tenet Healthcare
144A 6.00% 10/1/20 #	5,849,000	6,152,417
8.00% 8/1/20	1,725,000	1,880,250
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #	925,000	964,313
144A 6.375% 10/15/20 #	1,586,000	1,712,880

		53,381,107

Insurance – 2.41%
Allstate 5.75% 8/15/53 —	8,435,000	9,041,266
American International Group
4.125% 2/15/24	4,330,000	4,540,291
8.175% 5/15/58 —	1,778,000	2,386,965
8.25% 8/15/18	14,270,000	17,861,388
Berkshire Hathaway Finance 2.90% 10/15/20	3,820,000	3,899,953
Chubb 6.375% 3/29/67 —	12,663,000	14,119,245
Five Corners Funding Trust 144A 4.419% 11/15/23 #	835,000	873,760
Highmark
144A 4.75% 5/15/21 #	5,300,000	5,238,350
144A 6.125% 5/15/41 #	1,995,000	1,894,049
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	3,555,000	3,812,737
ING U.S. 5.65% 5/15/53 —	8,420,000	8,461,258
Liberty Mutual Group 144A 4.25% 6/15/23 #	7,105,000	7,308,899
MetLife
3.60% 4/10/24	8,665,000	8,749,536
6.40% 12/15/36	35,000	38,150
MetLife Capital Trust X 144A 9.25% 4/8/38 #	11,520,000	15,552,000
Onex USI Acquisition 144A 7.75% 1/15/21 #	709,000	735,587
Prudential Financial
3.875% 1/14/15	4,020,000	4,118,474
4.50% 11/15/20	3,385,000	3,710,102
5.625% 6/15/43 —	4,580,000	4,751,750
5.875% 9/15/42 —	4,095,000	4,330,463
6.00% 12/1/17	7,285,000	8,399,416
XL Group 6.50% 12/29/49 —	7,814,000	7,735,860

		137,559,499

31

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Natural Gas – 3.07%
El Paso Pipeline Partners Operating
4.30% 5/1/24	1,335,000	$1,345,127
6.50% 4/1/20	12,515,000	14,614,792
Enbridge Energy Partners 8.05% 10/1/37 *—	16,755,000	19,004,359
Energy Transfer Partners
5.15% 2/1/43	6,045,000	6,003,525
5.95% 10/1/43	7,585,000	8,338,843
9.70% 3/15/19	8,000,000	10,404,784
EnLink Midstream Partners 4.40% 4/1/24	15,260,000	15,741,285
Enterprise Products Operating
7.034% 1/15/68 —	22,204,000	25,166,746
8.375% 8/1/66 —	1,492,000	1,690,567
Kinder Morgan Energy Partners 9.00% 2/1/19	15,317,000	19,616,237
Oleoducto Central 144A 4.00% 5/7/21 #	5,485,000	5,450,280
Plains All American Pipeline 8.75% 5/1/19	13,194,000	17,035,116
TransCanada PipeLines 6.35% 5/15/67 —	16,090,000	16,753,713
Williams Partners 7.25% 2/1/17	12,358,000	14,196,710

		175,362,084

Real Estate – 1.76%
Alexandria Real Estate Equities 3.90% 6/15/23	465,000	457,878
CBL & Associates 5.25% 12/1/23	5,175,000	5,402,710
Corporate Office Properties
3.60% 5/15/23	6,500,000	6,175,234
5.25% 2/15/24	5,275,000	5,636,575
DDR
4.625% 7/15/22	3,385,000	3,610,143
4.75% 4/15/18	7,195,000	7,826,030
7.50% 4/1/17	4,935,000	5,699,066
7.875% 9/1/20	7,204,000	9,020,978
Digital Realty Trust
5.25% 3/15/21 *	15,133,000	16,031,355
5.875% 2/1/20 *	6,915,000	7,627,300
Duke Realty 3.625% 4/15/23	6,965,000	6,717,854
National Retail Properties 3.80% 10/15/22	2,045,000	2,043,100
Prologis 3.35% 2/1/21	1,205,000	1,215,749
Regency Centers
4.80% 4/15/21	8,610,000	9,253,296
5.875% 6/15/17	2,018,000	2,274,928
Weyerhaeuser 4.625% 9/15/23	6,680,000	7,071,147
WP Carey 4.60% 4/1/24	4,605,000	4,708,424

		100,771,767

32

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services – 1.07%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	5,880,000	$6,350,400
144A 10.75% 10/15/19 #	6,421,000	6,902,575
Ameristar Casinos 7.50% 4/15/21	5,395,000	5,880,550
Avis Budget Car Rental 5.50% 4/1/23	4,790,000	4,861,850
Corrections Corporation of America 4.625% 5/1/23	3,851,000	3,773,980
DigitalGlobe 5.25% 2/1/21 *	1,830,000	1,793,400
H&E Equipment Services 7.00% 9/1/22	5,153,000	5,694,065
Mattamy Group 144A 6.50% 11/15/20 #	233,000	236,495
MGM Resorts International
6.75% 10/1/20	1,010,000	1,118,676
7.75% 3/15/22 *	157,000	182,983
11.375% 3/1/18	7,287,000	9,473,100
PHH 7.375% 9/1/19	3,243,000	3,599,730
Pinnacle Entertainment 7.75% 4/1/22 *	98,000	106,820
Service Corporation International 144A 5.375% 5/15/24 #	4,020,000	4,055,175
United Rentals North America 5.75% 11/15/24	3,855,000	4,004,381
Wynn Las Vegas 144A 4.25% 5/30/23 #	2,975,000	2,870,875

		60,905,055

Technology – 2.36%
Activision Blizzard 144A 6.125% 9/15/23 #	3,385,000	3,689,650
Apple 3.45% 5/6/24	6,540,000	6,565,408
Avaya 144A 7.00% 4/1/19 #*	3,011,000	3,011,000
Baidu 3.25% 8/6/18	8,445,000	8,647,680
BMC Software Finance 144A 8.125% 7/15/21 #	10,115,000	10,646,037
First Data
11.25% 1/15/21	11,630,000	13,345,425
11.75% 8/15/21	2,385,000	2,551,950
Freescale Semiconductor 144A 6.00% 1/15/22 #	2,005,000	2,100,237
International Business Machines 3.625% 2/12/24	8,580,000	8,715,624
Jabil Circuit 7.75% 7/15/16	1,178,000	1,342,920
National Semiconductor 6.60% 6/15/17	23,182,000	26,870,766
NCR 144A 6.375% 12/15/23 #	3,750,000	4,031,250
NetApp
2.00% 12/15/17	5,765,000	5,862,140
3.25% 12/15/22	6,405,000	6,025,299
NXP Funding 144A 5.75% 3/15/23 #	2,055,000	2,178,300
Samsung Electronics America 144A 1.75% 4/10/17 #	10,895,000	10,927,609
Seagate HDD Cayman 144A 4.75% 6/1/23 #	4,640,000	4,669,000
SunGard Availability Services Capital 144A 8.75% 4/1/22 #	1,535,000	1,488,950
Viasystems 144A 7.875% 5/1/19 #	96,000	102,720

33

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Xerox 6.35% 5/15/18		10,448,000	$12,173,790

			134,945,755

Transportation – 1.22%
Brambles USA 144A 5.35% 4/1/20 #		6,810,000	7,466,913
Burlington Northern Santa Fe 3.85% 9/1/23		12,135,000	12,555,526
DP World 144A 6.85% 7/2/37 #		2,520,000	2,753,100
DP World Sukuk 144A 6.25% 7/2/17 #		3,170,000	3,526,625
ERAC USA Finance 144A 5.25% 10/1/20 #		28,100,000	31,696,659
Hunt (J.B.) Transport Services
2.40% 3/15/19		1,225,000	1,230,264
3.85% 3/15/24		3,840,000	3,894,643
Red de Carreteras de Occidente 144A 9.00% 6/10/28 #	MXN	60,960,000	4,346,948
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ¿		2,285,000	2,307,850

			69,778,528

Utilities – 0.62%
AES
5.50% 3/15/24		1,550,000	1,553,875
7.375% 7/1/21		3,062,000	3,521,300
Calpine 144A 6.00% 1/15/22 #		5,255,000	5,609,713
Elwood Energy 8.159% 7/5/26		2,462,165	2,720,692
Entergy Arkansas 3.70% 6/1/24		2,215,000	2,278,396
NRG Energy 144A 6.25% 5/1/24 #		1,485,000	1,492,425
Saudi Electricity Global Sukuk
144A 4.00% 4/8/24 #		4,719,000	4,760,291
144A 5.50% 4/8/44 #*		2,183,000	2,237,575
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #		3,430,000	3,422,214
144A 4.125% 5/7/24 #		7,770,000	7,775,998

			35,372,479

Total Corporate Bonds (cost $3,105,007,649)			3,252,588,649

Municipal Bonds – 0.62%
California Statewide Communities Development Authority (Kaiser Permanente)
Series A 5.00% 4/1/42		2,460,000	2,620,343
Golden State, California Tobacco Securitization Corporation Settlement Revenue (Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47		6,330,000	4,824,409
5.75% 6/1/47		7,005,000	5,799,650

34

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
New Jersey Transportation Trust Fund
Series A 5.00% 6/15/42	1,285,000	$1,356,446
Series AA 5.00% 6/15/44	4,080,000	4,323,535
New York City, New York
Series I 5.00% 8/1/22	2,680,000	3,191,424
New York City Water & Sewer System
(Second Generation) Series BB 5.00% 6/15/47	1,355,000	1,450,406
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	3,145,000	3,645,432
Oregon State Taxable Pension
5.892% 6/1/27	305,000	366,622
State of Maryland Local Facilities
Series A 5.00% 8/1/21	3,960,000	4,811,440
Texas Private Activity Bond Surface Transportation Senior
Lien Revenue Bond (NTE Mobility)
6.75% 6/30/43 (AMT)	2,795,000	3,178,446

Total Municipal Bonds (cost $33,930,331)		35,568,153

Non-Agency Asset-Backed Securities – 0.71%
Ally Master Owner Trust
Series 2013-2 A 0.602% 4/15/18 —	5,000,000	5,009,895
Series 2014-1 A1 0.622% 1/15/19 —	2,750,000	2,753,762
Ameriquest Mortgage Securities Asset-Backed Pass
Through Certificates
Series 2003-8 AF4 5.82% 10/25/33 ¿	65,350	66,156
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A 1.92% 9/20/19 #	5,895,000	5,853,588
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	3,765,713	3,787,885
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.202% 11/15/19 —	1,500,000	1,490,933
Series 2007-A7 A7 5.75% 7/15/20	300,000	342,344
Chase Issuance Trust
Series 2014-A2 A2 2.77% 3/15/23	8,185,000	8,212,878
Citicorp Residential Mortgage Trust
Series 2006-3 A4 5.703% 11/25/36 f	3,596,320	3,587,387
Citifinancial Mortgage Securities
Series 2003-2 AF4 4.598% 5/25/33	253,832	251,926
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	5,168	5,117
Countrywide Asset-Backed Certificates
Series 2006-13 1AF3 5.016% 1/25/37 —	20,962	22,979
Discover Card Execution Note Trust
Series 2012-A1 A1 0.81% 8/15/17	10,000	10,037

35

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
FRS I
Series 2013-1A A1 144A 1.80% 4/15/43 #	2,405,440	$2,392,924
Golden Credit Card Trust
Series 2012-5A A 144A 0.79% 9/15/17 #	4,440,000	4,447,921
Great America Leasing Receivables
Series 2013-1 B 144A 1.44% 5/15/18 #	945,000	942,939
MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35 #—	198,765	199,098
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	354,203	377,797
RASC Trust
Series 2006-EMX1 A2 0.382% 1/25/36 —	1,005,793	1,001,407
Series 2006-KS3 AI3 0.322% 4/25/36 —	6,700	6,674

Total Non-Agency Asset-Backed Securities (cost $39,782,071)		40,763,647

Non-Agency Collateralized Mortgage Obligations – 0.99%
Alternative Loan Trust
Series 2005-57CB 4A3 5.50% 12/25/35	427,142	375,320
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 f	707,855	724,430
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	249,891	255,941
Series 2005-3 2A1 5.50% 4/25/20	231,115	238,973
Series 2005-6 7A1 5.50% 7/25/20	982,949	1,002,948
Bank of America Mortgage Trust
Series 2003-E 2A2 2.856% 6/25/33 —	100,588	100,461
Chase Mortgage Finance Trust
Series 2005-A1 3A1 2.54% 12/25/35 —	729,209	648,399
ChaseFlex Trust
Series 2006-1 A4 5.219% 6/25/36 —	6,119,000	5,319,638
CHL Mortgage Pass Through Trust
Series 2003-21 A1 2.778% 5/25/33 ¿—	37,097	37,691
Series 2004-HYB2 2A 2.588% 7/20/34 ¿—	120,310	109,430
Series 2004-HYB5 3A1 2.618% 4/20/35 ¿—	155,700	137,616
CIFC Funding
Series 2013-2A A1L 144A 1.476% 4/21/25 #—	10,000,000	9,643,500
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	808,951	833,295
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 f	5,800,000	5,563,569
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	4,160,983	4,170,187

36

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
First Horizon Mortgage Pass Through Trust
Series 2004-5 2A1 6.25% 8/25/17 ¿	8,657	$8,855
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A 7.75% 9/19/27 #—	55,183	57,957
GSR Mortgage Loan Trust
Series 2004-9 4A1 2.669% 8/25/34 —	763,937	745,053
Series 2006-AR1 3A1 2.824% 1/25/36 —	760,334	668,005
JPMorgan Mortgage Trust
Series 2005-A8 1A1 5.074% 11/25/35 —	503,359	482,916
Series 2006-A2 3A3 5.101% 4/25/36 —	1,691,117	1,545,386
Series 2006-S1 1A1 6.00% 4/25/36	4,280,634	4,280,908
Series 2007-A1 7A4 2.676% 7/25/35 —	114,534	102,258
MASTR ARM Trust
Series 2003-6 1A2 2.45% 12/25/33 —	44,794	44,444
Series 2004-10 2A2 3.087% 10/25/34 —	61,003	29,123
Series 2005-6 7A1 5.193% 6/25/35 —	904,607	853,414
Series 2006-2 4A1 2.626% 2/25/36 —	216,095	210,491
Structured Asset Securities Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ¿	4,024,650	4,109,723
Washington Mutual Alternative Mortgage Pass Through
Certificates
Series 2005-1 5A2 6.00% 3/25/35 ¿	368,367	197,001
Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18 ¿	227,080	233,256
Series 2006-AR14 2A1 2.031% 11/25/36 ¿—	4,402,472	3,652,035
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36	820,345	794,313
Series 2006-2 3A1 5.75% 3/25/36	2,759,659	2,816,960
Series 2006-3 A11 5.50% 3/25/36	2,609,935	2,701,797
Series 2006-20 A1 5.50% 12/25/21	1,197,664	1,219,794
Series 2006-AR5 2A1 2.615% 4/25/36 —	2,161,812	2,090,373
Series 2007-8 2A6 6.00% 7/25/37	183,328	177,717
Series 2007-14 1A1 6.00% 10/25/37	157,659	160,664

Total Non-Agency Collateralized Mortgage Obligations (cost $52,478,755)		56,343,841

Senior Secured Loans – 10.89%«
ABC Supply Tranche B 1st Lien 3.50% 4/5/20	2,477,550	2,489,227
Air Medical Group Holdings Tranche B1 5.00% 5/29/18	2,555,705	2,570,081
Albertsons Tranche B 4.25% 3/21/16	2,465,977	2,475,224
Allegion US Holding Tranche B 0.75% 12/26/20	2,014,950	2,016,209
Applied Systems 1st Lien 4.25% 1/15/21	2,673,300	2,676,086
Applied Systems 2nd Lien 7.50% 1/15/22	735,000	745,290

37

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
ARAMARK Tranche E 3.25% 9/7/19	2,250,000	$2,232,522
Arysta Lifescience 1st Lien 4.50% 5/20/20	1,935,374	1,935,359
Arysta Lifescience 2nd Lien 8.25% 11/22/20	2,560,000	2,616,000
Atkore International 2nd Lien 7.75% 9/27/21	2,465,000	2,475,784
Avast Software 1st Lien 5.00% 3/18/20	4,940,000	4,934,853
Axalta Coating Systems US Holdings 1st Lien 4.00% 2/1/20	4,828,513	4,822,144
Azure Midstream Tranche B 6.50% 10/21/18	4,537,563	4,577,266
Bally Technologies Tranche B 4.25% 8/22/20	8,258,500	8,273,935
Biomet 1st Lien 3.50% 7/25/17	2,843,513	2,851,383
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	10,745,000	10,985,806
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	2,326,218	2,326,864
Bombardier Recreational Products Tranche B 1st Lien 4.00% 1/29/19	3,570,086	3,561,532
Bowie Recourse Tranche B 1st Lien 6.75% 8/9/20	4,119,375	4,165,718
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	9,593,091	9,635,061
Caesars Growth Partners 1st Lien 6.25% 4/10/21	10,310,000	10,281,008
Calpine Construction Finance Tranche B 3.00% 5/1/20	5,180,850	5,062,664
Calpine Construction Finance Tranche B2 3.25% 1/31/22	309,223	303,716
Chrysler Group Tranche B 1st Lien 3.25% 12/29/18	10,325,000	10,252,725
3.50% 5/24/17	1,989,999	1,989,999
Citycenter Holdings Tranche B 5.00% 10/9/20	2,972,550	2,991,592
Clear Channel Communications Tranche B 3.65% 1/29/16	10,278,473	10,202,782
Clear Channel Communications Tranche D 6.75% 1/30/19	2,250,000	2,234,813
Clear Channel Communications Tranche E 1st Lien 7.50% 7/30/19	5,984,729	6,002,599
Community Health Systems Tranche D 4.25% 1/27/21	5,658,487	5,683,220
Community Health Systems Tranche E 3.25% 1/25/17	1,157,431	1,159,808
Crown Castles Operating Tranche B2 3.25% 1/31/21	5,491,573	5,464,494
DaVita Tranche B 4.50% 10/20/16	6,642,684	6,653,757
Davita Tranche B2 4.00% 8/1/19	4,833,813	4,853,201
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	10,324,040	10,304,631
Diamond Reports 1st Lien 5.50% 4/25/21	5,020,000	5,029,413
Drillships Financing Holding Tranche B1 6.00% 2/17/21	10,834,559	10,990,306
Dynegy Tranche B2 4.00% 4/16/20	7,887,610	7,884,763
Emdeon 1st Lien 3.75% 11/2/18	7,373,003	7,367,244
Equipower Resources Holdings Tranche B 4.25% 12/21/18	2,014,077	2,017,854
Exgen Renewables I 1st Lien 5.25% 2/5/21	1,487,490	1,511,662
Exide Technologies DIP 9.00% 10/9/14	5,000,000	5,125,000
Fieldwood Energy 2nd Lien 8.375% 9/30/20	3,175,000	3,282,950
First Data Tranche B 1st Lien 4.00% 3/24/21	11,597,445	11,595,995

38

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Flying Fortress 1st Lien 3.50% 6/30/17	1,225,209	$1,226,358
Gardner Denver 1st Lien 4.25% 7/23/20	4,641,675	4,638,509
Generac Power Systems Tranche B 3.50% 5/10/20	3,757,342	3,746,776
Gentiva Health Services Tranche B 6.50% 10/10/19	927,675	919,268
Gentiva Health Services Tranche C 5.75% 10/10/18	878,219	871,632
Gray Television 4.75% 10/11/19	3,287,494	3,298,796
Great Wolf Resorts 1st Lien 4.50% 7/31/20	2,401,850	2,404,852
HCA Tranche B4 2.75% 5/1/18	1,791,000	1,791,186
HD Supply Tranche B 4.00% 6/28/18	7,387,784	7,388,553
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	5,731,316	5,719,773
Hostess Brands 1st Lien 6.75% 3/12/20	2,755,000	2,865,200
Houghton International 1st Lien 4.00% 12/10/19	1,896,000	1,891,260
Houghton International 2nd Lien 9.50% 11/20/20	2,605,000	2,666,869
Hudson’s Bay Tranche B 1st Lien 4.75% 10/7/20	3,829,500	3,863,606
Huntsman International Tranche B 3.75% 10/11/20	5,865,000	5,862,068
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	8,095,117	8,108,271
Ikaria 5.00% 2/4/22	5,320,000	5,349,372
Immucor Tranche B2 5.00% 8/19/18	9,809,574	9,846,360
Ineos US Finance Tranche B 3.75% 5/4/18	6,023,384	5,976,594
Infor US Tranche B5 1st Lien 3.75% 6/3/20	4,956,228	4,929,236
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	11,082,366	11,093,914
J. Crew Group Tranche B 1st Lien 4.00% 2/28/21	2,045,000	2,036,820
KIK Custom Products 1st Lien 5.50% 5/17/19	8,561,273	8,565,288
Kinetic Concepts Tranche E1 4.00% 5/8/18	1,800,943	1,803,516
La Frontera Generation Tranche B 4.50% 9/30/20	1,765,440	1,767,646
La Quinta Intermediate Holdings Tranche B 4.00% 2/24/21	2,185,000	2,179,538
Landry’s Tranche B 4.75% 4/24/18	7,359,528	7,375,630
Level 3 Financing Tranche B 4.00% 1/15/20	10,170,000	10,173,814
Lightower Fiber Networks 4.00% 4/1/20	980,879	979,653
LTS Buyer 2nd Lien 8.00% 3/15/21	3,141,138	3,190,871
Men’s Wearhouse Tranche B 1st Lien 4.50% 4/16/21	1,965,000	1,962,298
MGM Resorts International Tranche B 1st Lien 3.50% 12/20/19	4,981,938	4,958,587
Michael Stores Tranche B 1st Lien 3.75% 1/16/20	2,318,076	2,318,904
Moxie Liberty Tranche B 7.50% 8/21/20	6,186,000	6,356,115
Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/18/20	4,500,000	4,620,938
National Vision 4.00% 3/6/21	1,445,000	1,436,571
NEP Broadcasting 2nd Lien 9.50% 7/3/20	6,737,857	6,927,359
NEP/NCP Trance B 1st Lien 4.25% 1/22/20	815,000	814,491
Numericable 4.50% 4/23/20	6,130,000	6,114,675
Nuveen Investments 1st Lien 4.00% 5/13/17	4,375,000	4,380,810

39

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Nuveen Investments 2nd Lien 6.50% 2/28/19	27,877,000	$28,061,183
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	3,820,487	3,816,010
Otter Products Tranche B 5.25% 4/29/19	6,246,625	6,249,230
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	5,146,000	5,290,731
Patheon 1st Lien 4.25% 1/23/21	4,930,000	4,887,632
Peabody Energy Tranche B 4.25% 9/20/20	4,557,100	4,561,849
Pharmaceutical Product Development 4.00% 12/5/18	4,029,000	4,027,993
Pinnacle Entertainment Tranche B2 3.75% 8/13/20	1,303,568	1,301,938
Ply Gem Industries 1st Lien 4.00% 1/22/21	2,540,000	2,527,300
Polymer Group Tranche B 5.25% 12/13/19	1,995,000	2,002,481
PVH Tranche B 3.25% 12/19/19	4,303,736	4,321,880
Quickrete 2nd Lien 7.00% 3/19/21	3,475,000	3,566,219
Ranpak 2nd Lien 8.50% 4/10/20	3,970,000	4,089,100
Regent Seven Seas Cruises Tranche B 1st Lien 3.75% 12/21/18	4,289,250	4,278,527
Remy International Tranche B 1st Lien 4.25% 3/5/20	3,292,061	3,300,291
Reynolds Group 1st Lien 4.00% 12/31/18	8,585,611	8,602,379
Rite Aid 2nd Lien 5.75% 8/3/20	7,370,000	7,541,353
Salix Pharmaceuticals Tranche B 4.25% 12/17/19	1,975,000	1,986,520
Samson Investment 2nd Lien 5.00% 9/25/18	6,699,000	6,713,657
Santander Asset Management Tranche B 4.25% 11/26/20	2,339,138	2,336,214
SBA Communications Tranche B 1st Lien 3.25% 3/31/21	1,152,000	1,146,480
Scientific Games International 4.25% 5/22/20	9,970,013	9,952,565
Sensus 2nd Lien 8.50% 4/13/18	2,660,000	2,674,963
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	6,399,597	6,400,595
Sprouts Farmers Markets Holdings 4.00% 4/12/20	4,098,076	4,103,198
Stena 1st Lien 4.00% 2/21/21	1,145,000	1,141,422
Sungard Availability Services Capital Tranche B 1st Lien 6.00% 3/27/19	5,185,000	5,159,075
Supervalu 1st Lien 4.50% 3/21/19	3,187,807	3,183,538
Surgical Care Affiliates 4.00% 6/30/17	4,644,201	4,632,590
Surgical Care Affiliates Tranche C 4.25% 6/30/18	987,538	989,389
Taminco Global Chemical Tranche B 3.25% 2/15/19	2,282,169	2,267,193
TransDigm Tranche C 3.75% 2/7/20	5,848,790	5,828,226
Truven Health Analytics Tranche B 4.50% 5/23/19	2,623,105	2,608,350
United Continental Tranche B 3.50% 4/1/19	3,073,950	3,059,041
Univision Communications 1st Lien 4.00% 3/1/20	2,148,300	2,139,286
Univision Communications Tranche C4 4.00% 3/1/20	15,420,618	15,364,163
US Airways Tranche B1 3.50% 5/23/19	3,245,000	3,222,691
US Airways Tranche B2 3.00% 11/23/16	1,008,406	1,009,793
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18	8,912,526	8,890,245

40

		Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Valeant Pharmaceuticals International Tranche BE 3.75% 8/5/20		9,279,854	$9,288,234
Vantage Drilling Tranche B 1st Lien 5.00% 10/25/17		2,746,870	2,740,863
Wide Open West Finance 4.75% 3/27/19		12,785,850	12,827,800
Windstream Tranche B3 1st Lien 3.50% 8/8/19		37,406	37,289
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		9,609,346	9,601,341
Ziggo Tranche B 2nd Lien 3.50% 1/15/22		1,358,298	1,336,508
Ziggo Tranche B 3rd Lien 3.50% 1/20/22		2,233,915	2,198,078
Ziggo Tranche B1 1st Lien 3.50% 1/15/22		2,107,787	2,073,974

Total Senior Secured Loans (cost $619,441,028)			622,373,894

Sovereign Bonds – 2.07%Δ
Azerbaijan – 0.10%
Republic of Azerbaijan International Bond 144A
4.75% 3/18/24 #		5,497,000	5,566,812

			5,566,812

Brazil – 0.04%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	4,972,968	2,121,607

			2,121,607

Finland – 0.04%
Finland Government Bond 2.25% 3/6/18	NOK	13,000,000	2,173,063

			2,173,063

Gabon – 0.12%
Gabonese Republic 144A 6.375% 12/12/24 #		6,370,000	6,822,270

			6,822,270

Iceland – 0.10%
Republic of Iceland 144A 5.875% 5/11/22 #		5,275,000	5,752,403

			5,752,403

Indonesia – 0.32%
Indonesia Government International Bond
144A 3.375% 4/15/23 #		10,812,000	9,852,435
144A 5.875% 1/15/24 #		3,226,000	3,500,210
Perusahaan Penerbit SBSN 144A 6.125% 3/15/19 #		4,390,000	4,850,950

			18,203,595

Ivory Coast – 0.07%
Ivory Coast Government International Bond
5.75% 12/31/32 f		4,091,000	3,877,041

			3,877,041

Mexico – 0.11%
Mexican Bonos
6.50% 6/10/21	MXN	4,573,100	366,357

41

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Mexico (continued)
Mexican Bonos
6.50% 6/9/22	MXN	75,281,000	$5,950,194

			6,316,551

Pakistan – 0.10%
Pakistan Government International Bond 144A
7.25% 4/15/19 #		5,723,000	5,758,769

			5,758,769

Panama – 0.13%
Panama Government International Bond 8.875% 9/30/27		5,330,000	7,528,625

			7,528,625

Paraguay – 0.10%
Republic of Paraguay 144A 4.625% 1/25/23 #		5,640,000	5,632,950

			5,632,950

Poland – 0.06%
Poland Government Bond
4.00% 10/25/23	PLN	4,118,000	1,357,852
5.75% 10/25/21	PLN	5,321,000	1,968,318

			3,326,170

Republic of Korea – 0.14%
Korea Treasury Inflation-Linked Bond 1.125% 6/10/23	KRW	8,817,814,995	8,169,303

			8,169,303

Romania – 0.07%
Romanian Government International Bond 144A
4.875% 1/22/24 #		4,020,000	4,241,100

			4,241,100

Slovenia – 0.16%
Slovenia Government International Bond
144A 4.125% 2/18/19 #		4,305,000	4,444,913
144A 5.25% 2/18/24 #		4,696,000	4,895,580

			9,340,493

Sri Lanka – 0.08%
Sri Lanka Government International Bond 144A
6.00% 1/14/19 #*		4,433,000	4,621,403

			4,621,403

Sweden – 0.09%
Sweden Government Bond
1.50% 11/13/23	SEK	9,755,000	1,438,061
4.25% 3/12/19	SEK	12,505,000	2,193,273
5.00% 12/1/20	SEK	8,305,000	1,550,029

			5,181,363

42

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Turkey – 0.08%
Hazine Mustesarligi Varlik Kiralama 144A
4.557% 10/10/18 #		4,425,000	$4,602,000

			4,602,000

United Kingdom – 0.05%
United Kingdom Gilt 1.25% 7/22/18	GBP	1,623,148	2,693,499

			2,693,499

Zambia – 0.11%
Zambia Government International Bond 144A
8.50% 4/14/24 #		6,280,000	6,558,675

			6,558,675

Total Sovereign Bonds (cost $115,452,813)			118,487,692

Supranational Banks – 0.20%
African Export-Import Bank 5.75% 7/27/16		1,746,000	1,867,225
Eurasian Development Bank 144A 5.00% 9/26/20 #		5,000,000	4,950,000
International Bank for Reconstruction & Development
2.865% 9/24/18 —	AUD	4,747,000	4,414,220

Total Supranational Banks (cost $11,309,967)			11,231,445

U.S. Treasury Obligations – 4.36%
U.S. Treasury Bonds
3.625% 2/15/44		167,575,000	172,785,577
3.75% 11/15/43 ¥		27,130,000	28,630,615
U.S. Treasury Notes
1.625% 4/30/19		28,605,000	28,530,141
2.75% 2/15/24		18,880,000	19,046,673

Total U.S. Treasury Obligations (cost $246,424,585)			248,993,006

		Number of Shares
Common Stock – 0.00%
Century Communications =†		7,875,000	0

Total Common Stock (cost $238,403)			0

Convertible Preferred Stock – 0.49%
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15		106,550	2,590,497
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		1,465	1,670,466
Chesapeake Energy 144A 5.75% exercise price $27.77, expiration date 12/31/49 #		1,633	1,937,146

43

Schedule of investments

Delaware Diversified Income Fund

	Number of Shares	Value (U.S. $)
Convertible Preferred Stock (continued)
Dominion Resources
6.00% exercise price $65.21, expiration date 7/1/16	23,556	$1,384,857
6.125% exercise price $65.21, expiration date 4/1/16	23,556	1,380,853
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	2,341	2,223,950
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	2,663	3,395,991
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	1,550	1,984,000
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	72,141	3,688,569
MetLife 5.00% exercise price $44.27, expiration date 3/26/14	77,175	2,349,979
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	26,122	2,889,746
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	2,210	2,639,812

Total Convertible Preferred Stock (cost $27,278,512)		28,135,866

Preferred Stock – 0.62%
Alabama Power 5.625%	288,353	7,079,066
Ally Financial 144A 7.00% #*	9,820	9,774,583
Integrys Energy Group 6.00% —	205,100	5,178,775
National Retail Properties 5.70%	202,445	4,552,988
Public Storage 5.20%	212,995	4,685,890
Regions Financial 6.375% —	160,200	3,980,970

Total Preferred Stock (cost $35,964,946)		35,252,272

	Number of Contracts
Option Purchased – 0.00%
Currency Call Option – 0.00%
CAD vs USD strike price CAD 1.14, expiration date 9/5/14	9,137,736	16

Total Option Purchased (cost $42,947)		16

44

	Principal amount°	Value (U.S. $)
Short-Term Investments – 7.34%
Repurchase Agreements – 7.32%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $79,963,677 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $81,562,921)	79,963,633	$79,963,633
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $26,654,566 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $27,187,636)	26,654,544	26,654,545
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $312,183,256 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $318,426,482)	312,182,822	312,182,822

		418,801,000

U.S. Treasury Obligation – 0.02%≠
U.S. Treasury Bill 0.093% 11/13/14	1,026,768	1,026,531

		1,026,531

Total Short-Term Investments (cost $419,827,466)		419,827,531

Total Value of Securities Before Securities
Lending Collateral – 104.19% (cost $5,777,910,910)		5,955,320,056

	Number of Shares
Securities Lending Collateral – 2.75%**
Investment Company
Delaware Investments Collateral Fund No. 1	157,267,778	157,267,778

Total Securities Lending Collateral (cost $157,267,778)		157,267,778

Total Value of Securities – 106.94% (cost $5,935,178,688)		$6,112,587,834■

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2014, the aggregate value of Rule 144A securities was $1,244,549,237, which represents 21.77% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

*	Fully or partially on loan.

**	See note 9 in “Notes to financial statements” for additional information on securities lending collateral.

@	Illiquid security. At April 30, 2014, the aggregate value of illiquid securities was $2,749,838, which represents 0.05% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

45

Schedule of investments

Delaware Diversified Income Fund

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	100% of the income received was in the form of additional cash.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2014, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

■	Includes $148,758,655 of securities loaned.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

—	Variable rate security. The rate shown is the rate as of April 30, 2014. Interest rates reset periodically.

¥	Fully or partially pledged as collateral for futures contracts.

Δ	Securities have been classified by country of origin.

S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2014.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2014.

46

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at April 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	357,731	USD	(494,094)	5/30/14	$2,132
BAML	GBP	1,832,914	USD	(3,080,570)	5/30/14	13,475
BAML	NZD	(3,920,295)	USD	3,347,540	5/30/14	(25,011)
BCLY	MXN	(36,711,898)	USD	2,804,790	5/30/14	5,880
BNP	AUD	(11,844,519)	USD	11,015,544	5/30/14	32,313
BNYM	BRL	4,892,936	USD	(2,190,507)	5/6/14	(990)
JPMC	AUD	(1,448,256)	USD	1,346,541	5/30/14	3,596
JPMC	EUR	(1,411,379)	USD	1,951,596	5/30/14	(6,197)
JPMC	GBP	(5,502,177)	USD	9,242,078	5/30/14	(45,855)
JPMC	INR	134,076,437	USD	(2,204,117)	5/30/14	4,175
JPMC	KRW	(7,060,152,950)	USD	6,781,892	5/30/14	(39,512)
JPMC	PLN	(3,707,056)	USD	1,221,261	5/30/14	(657)
JPMC	SEK	(9,103,922)	USD	1,379,795	5/30/14	(19,504)
MSC	CLP	1,337,145,944	USD	(2,424,562)	5/30/14	(63,427)
MSC	IDR	28,097,830,430	USD	(2,442,228)	5/30/14	(20,732)
MSC	TRY	40,538	USD	(18,796)	5/30/14	246
TD	CAD	(6,461,252)	USD	5,856,615	5/30/14	(35,119)
TD	EUR	(9,137,735)	USD	12,624,101	5/30/14	(51,299)
TD	JPY	(27,860,870)	USD	271,637	5/30/14	(986)
TD	MXN	39,548,961	USD	(3,022,154)	5/30/14	(6,948)
UBS	CAD	(6,520,130)	USD	5,908,206	5/30/14	(37,216)

						$(291,636)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(15)	Canadian 10 yr Bond	$(1,772,832)	$(1,792,581)	6/20/14	$(19,749)
(567)	U.S. Treasury 5 yr Note	(67,616,932)	(67,729,922)	7/1/14	(112,990)
605	U.S. Treasury 10 yr Note	75,248,047	75,275,234	7/1/14	27,187
343	U.S. Treasury Long Bond	45,556,310	46,283,563	6/19/14	727,253

		$51,414,593			$621,701

47

Schedule of investments

Delaware Diversified Income Fund

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased: ITRAXX Europe
BCLY	Crossover 21.1 5 yr CDS	EUR 12,915,000	5.00%	6/20/19	$(134,088)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BCLY – Barclays Bank

BNP – Banque Paribas

BNYM – Bank of New York Mellon

BRL – Brazilian Real

CAD – Canadian Dollar

CDS – Credit Default Swap

CLP – Chilean Peso

DB – Deutsche Bank

DIP – Debtor in Possession

EUR – European Monetary Unit

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GSMPS – Goldman Sachs Reperforming Mortgage Securities

HSBC – Hong Kong Shanghai Bank

IDR – Indonesian Rupiah

INR – Indian Rupee

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

48

Summary of Abbreviations (continued):

KRW – South Korean Won

MASTR – Mortgage Asset Securitization Transactions, Inc.

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NCUA – National Credit Union Administration

NOK – Norwegian Krone

NZD – New Zealand Dollar

PIK – Pay-in-kind

PLN – Polish Zloty

RASC – Residential Asset Securities Corporation

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Securities

TRY – Turkish Lira

UBS – Union Bank of Switzerland

USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

49

Statement of assets and liabilities

Delaware Diversified Income Fund	April 30, 2014 (Unaudited)

Assets:
Investments, at value[1,2]	$5,535,492,525
Short-term investments, at value[3]	419,827,531
Short-term investments held as collateral for loaned securities, at value[4]	157,267,778
Foreign currencies, at value[5]	6,640,063
Cash collateral for derivatives	2,491,323
Cash	2,390,420
Receivable for securities sold	201,151,014
Dividends and interest receivable	52,892,210
Receivable for fund shares sold	7,350,398
Variation margin due from broker on futures contracts	268,990
Securities lending income receivable	93,893
Unrealized gain on foreign currency exchange contracts	61,817

Total assets	6,385,927,962

Liabilities:
Payable for securities purchased	487,896,701
Obligation to return securities lending collateral	157,267,778
Payable for fund shares redeemed	11,539,223
Income distribution payable	4,980,504
Annual protection payments on credit default swap contracts	103,997
Other accrued expenses	2,269,492
Investment management fees payable	2,117,425
Distribution fees payable	1,656,171
Other affiliates payable	272,754
Trustees’ fees and expenses payable	14,599
Upfront payments paid on credit default swap contracts	1,713,514
Unrealized loss on foreign currency exchange contracts	353,453
Unrealized loss on credit default swap contracts	134,088

Total liabilities	670,319,699

Total Net Assets	$5,715,608,263

[1]Investments, at cost	$5,358,083,444
[2]Including securities on loan	148,758,655
[3]Short-term investments, at cost	419,827,466
[4]Short-term investments held as collateral for loaned securities, at cost	157,267,778
[5]Foreign currencies, at cost	6,586,417

50

Net Assets Consist of:
Paid-in capital	$5,622,701,659
Distributions in excess of net investment income	(26,835,810)
Accumulated net realized loss	(57,965,885)
Net unrealized appreciation of investments and derivatives	177,708,299

Total Net Assets	$5,715,608,263

Net Asset Value
Class A:
Net assets	$2,800,117,007
Shares of beneficial interest outstanding, unlimited authorization, no par	308,932,806
Net asset value per share	$9.06
Sales charge	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$9.49

Class B:
Net assets	$5,843,602
Shares of beneficial interest outstanding, unlimited authorization, no par	645,779
Net asset value per share	$9.05

Class C:
Net assets	$1,242,267,933
Shares of beneficial interest outstanding, unlimited authorization, no par	137,072,384
Net asset value per share	$9.06

Class R:
Net assets	$118,904,562
Shares of beneficial interest outstanding, unlimited authorization, no par	13,125,342
Net asset value per share	$9.06

Institutional Class:
Net assets	$1,548,475,159
Shares of beneficial interest outstanding, unlimited authorization, no par	170,719,808
Net asset value per share	$9.07

See accompanying notes, which are an integral part of the financial statements.

51

Statement of operations

Delaware Diversified Income Fund	Six months ended April 30, 2014 (Unaudited)

Investment Income:
Interest	$126,839,794
Dividends	2,323,408
Securities lending income	512,379

129,675,581

Expenses:
Management fees	13,273,730
Distribution expenses — Class A	3,642,149
Distribution expenses — Class B	37,533
Distribution expenses — Class C	6,565,984
Distribution expenses — Class R	300,418
Dividend disbursing and transfer agent fees and expenses	4,392,003
Accounting and administration expenses	1,054,672
Reports and statements to shareholders	268,741
Legal fees	234,470
Trustees’ fees and expenses	158,970
Custodian fees	155,620
Registration fees	131,368
Audit and tax	22,724
Other	141,748

30,380,130
Less waived distribution expenses — Class B	(3,639)
Less expense paid indirectly	(2,107)

Total operating expenses	30,374,384

Net Investment Income	99,301,197

52

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments*	23,983,284
Foreign currencies	(15,250,778)
Foreign currency exchange contracts	(1,109,720)
Futures contracts	9,261,802
Swap contracts	(371,878)

Net realized gain	16,512,710

Net change in unrealized appreciation (depreciation) of:
Investments	54,305,120
Foreign currencies	176,442
Foreign currency exchange contracts	534,992
Futures contracts	1,084,133
Swap contracts	(206,533)

Net change in unrealized appreciation (depreciation)	55,894,154

Net Realized and Unrealized Gain	72,406,864

Net Increase in Net Assets Resulting from Operations	$171,708,061

*	Includes $15,996 capital gain taxes.

See accompanying notes, which are an integral part of the financial statements.

53

Statements of changes in net assets

Delaware Diversified Income Fund

	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$99,301,197	$247,984,321
Net realized gain (loss)	16,512,710	(30,715,964)
Net change in unrealized appreciation (depreciation)	55,894,154	(317,703,648)

Net increase (decrease) in net assets resulting from operations	171,708,061	(100,435,291)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(56,870,416)	(113,401,573)
Class B	(121,283)	(325,601)
Class C	(20,723,441)	(41,424,219)
Class R	(2,191,860)	(3,628,912)
Institutional Class	(32,743,813)	(63,836,683)

Net realized gain:
Class A	—	(44,853,987)
Class B	—	(179,929)
Class C	—	(20,830,889)
Class R	—	(1,508,898)
Institutional Class	—	(22,333,841)

Return of capital:
Class A	—	(37,093,319)
Class B	—	(107,045)
Class C	—	(13,596,818)
Class R	—	(1,187,785)
Institutional Class	—	(20,849,919)

	(112,650,813)	(385,159,418)

Capital Share Transactions:
Proceeds from shares sold:
Class A	212,450,001	889,060,120
Class B	10,530	48,967
Class C	35,160,060	174,308,080
Class R	18,396,324	51,152,003
Institutional Class	252,236,143	977,466,627

54

	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13

Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	$55,744,765	$188,583,462
Class B	112,673	564,306
Class C	18,935,660	53,114,891
Class R	2,191,860	6,130,292
Institutional Class	30,218,001	94,270,920

	625,456,017	2,434,699,668

Cost of shares redeemed:
Class A	(741,791,610)	(2,484,540,885)
Class B	(3,780,785)	(12,268,441)
Class C	(296,326,966)	(875,859,568)
Class R	(27,565,963)	(85,464,560)
Institutional Class	(487,474,026)	(1,445,552,892)

	(1,556,939,350)	(4,903,686,346)

Decrease in net assets derived from capital share transactions	(931,483,333)	(2,468,986,678)

Net Decrease in Net Assets	(872,426,085)	(2,954,581,387)

Net Assets:
Beginning of year	6,588,034,348	9,542,615,735

End of year (including distributions in excess of net investment income of $26,835,810 and $13,486,194, respectively)	$5,715,608,263	$6,588,034,348

See accompanying notes, which are an integral part of the financial statements.

55

Financial highlights

Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended	Year ended
4/30/14[1]	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
(Unaudited)

$8.960	$9.450	$9.330	$9.770	$9.270	$7.740

0.154	0.278	0.304	0.359	0.444	0.500
0.119	(0.350)	0.396	(0.033)	0.598	1.611

0.273	(0.072)	0.700	0.326	1.042	2.111

(0.173)	(0.248)	(0.346)	(0.399)	(0.474)	(0.581)
—	(0.089)	(0.234)	(0.367)	(0.068)	—
—	(0.081)	—	—	—	—

(0.173)	(0.418)	(0.580)	(0.766)	(0.542)	(0.581)

$9.060	$8.960	$9.450	$9.330	$9.770	$9.270

2.97%	(0.66% )	7.82%	3.64%	11.60%	28.42%

$2,800,117	$3,244,801	$4,890,056	$4,370,224	$4,423,278	$3,658,355
0.92%	0.90%	0.90%	0.92%	0.93%	0.97%
0.92%	0.95%	0.95%	0.97%	0.98%	1.02%
3.46%	3.03%	3.26%	3.84%	4.68%	5.96%
3.46%	2.98%	3.21%	3.79%	4.63%	5.91%
91%	238%	238%	237%	232%	213%

57

Financial highlights

Delaware Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended	Year ended
4/30/14[1]	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
(Unaudited)

$8.950	$9.440	$9.320	$9.750	$9.260	$7.730

0.124	0.210	0.233	0.288	0.372	0.438
0.121	(0.351)	0.397	(0.022)	0.589	1.610

0.245	(0.141)	0.630	0.266	0.961	2.048

(0.145)	(0.196)	(0.276)	(0.329)	(0.403)	(0.518)
—	(0.089)	(0.234)	(0.367)	(0.068)	—
—	(0.064)	—	—	—	—

(0.145)	(0.349)	(0.510)	(0.696)	(0.471)	(0.518)

$9.050	$8.950	$9.440	$9.320	$9.750	$9.260

2.77%	(1.52% )	7.02%	2.98%	10.78%	27.51%

$5,844	$9,442	$21,974	$31,451	$45,741	$50,608
1.57%	1.65%	1.65%	1.67%	1.68%	1.72%
1.67%	1.65%	1.65%	1.67%	1.68%	1.72%
2.81%	2.28%	2.51%	3.09%	3.93%	5.21%
2.71%	2.28%	2.51%	3.09%	3.93%	5.21%
91%	238%	238%	237%	232%	213%

59

Financial highlights

Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

60

Six months ended 4/30/14[1] (Unaudited)	Year ended
	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

$8.960	$9.450	$9.330	$9.760	$9.270	$7.740

0.120	0.209	0.234	0.289	0.373	0.437
0.120	(0.349)	0.397	(0.023)	0.588	1.611

0.240	(0.140)	0.631	0.266	0.961	2.048

(0.140)	(0.197)	(0.277)	(0.329)	(0.403)	(0.518)
—	(0.089)	(0.234)	(0.367)	(0.068)	—
—	(0.064)	—	—	—	—

(0.140)	(0.350)	(0.511)	(0.696)	(0.471)	(0.518)

$9.060	$8.960	$9.450	$9.330	$9.760	$9.270

2.71%	(1.51% )	7.01%	2.98%	10.65%	27.47%

$1,242,268	$1,471,553	$2,230,985	$2,012,603	$2,097,340	$1,375,429
1.67%	1.65%	1.65%	1.67%	1.68%	1.72%
2.71%	2.28%	2.51%	3.09%	3.93%	5.21%
91%	238%	238%	237%	232%	213%

61

Financial highlights

Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Six months ended 4/30/14[1] (Unaudited)	Year ended
	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
$8.960	$9.450	$9.330	$9.760	$9.270	$7.730

0.142	0.255	0.280	0.336	0.420	0.479
0.120	(0.350)	0.397	(0.023)	0.589	1.621

0.262	(0.095)	0.677	0.313	1.009	2.100

(0.162)	(0.231)	(0.323)	(0.376)	(0.451)	(0.560)
—	(0.089)	(0.234)	(0.367)	(0.068)	—
—	(0.075)	—	—	—	—

(0.162)	(0.395)	(0.557)	(0.743)	(0.519)	(0.560)

$9.060	$8.960	$9.450	$9.330	$9.760	$9.270

2.96%	(1.02% )	7.55%	3.49%	11.33%	28.27%

$118,904	$124,586	$160,695	$146,620	$172,642	$137,179
1.17%	1.15%	1.15%	1.17%	1.18%	1.22%
1.17%	1.24%	1.25%	1.27%	1.28%	1.32%
3.21%	2.78%	3.01%	3.59%	4.43%	5.71%
3.21%	2.69%	2.91%	3.49%	4.33%	5.61%
91%	238%	238%	237%	232%	213%

63

Financial highlights

Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

64

Six months ended 4/30/14[1] (Unaudited)	Year ended
	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

$8.970	$9.460	$9.340	$9.770	$9.280	$7.740

0.165	0.301	0.327	0.383	0.470	0.521
0.120	(0.350)	0.397	(0.023)	0.586	1.621

0.285	(0.049)	0.724	0.360	1.056	2.142

(0.185)	(0.265)	(0.370)	(0.423)	(0.498)	(0.602)
—	(0.089)	(0.234)	(0.367)	(0.068)	—
—	(0.087)	—	—	—	—

(0.185)	(0.441)	(0.604)	(0.790)	(0.566)	(0.602)

$9.070	$8.970	$9.460	$9.340	$9.770	$9.280

3.21%	(0.52% )	8.08%	4.01%	11.76%	28.87%

$1,548,475	$1,737,652	$2,238,906	$1,620,249	$1,242,001	$323,134
0.67%	0.65%	0.65%	0.67%	0.68%	0.72%
3.71%	3.28%	3.51%	4.09%	4.93%	6.21%
91%	238%	238%	237%	232%	213%

67

Notes to financial statements
Delaware Diversified Income Fund	April 30, 2014 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value.

66

Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2014.

67

Notes to financial statements

Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized gain (loss) on foreign currencies. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gain taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if

68

any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended April 30, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2014, the Fund earned $2,107 under the agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2014, the Fund was charged $142,921 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended April 30, 2014, the amount charged by DSC was $651,221. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fees of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive Class B shares’ 12b-1 fees from April 1, 2014 through

69

Notes to financial statements

Delaware Diversified Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

March 31, 2015 to 0.25% of the average daily net assets. This waiver may only be terminated by agreement of the Distributor and the Fund.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliated that provide legal, tax, and regulatory services to the Fund. For the six months ended April 30, 2014, the Fund was charged $91,977 for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2014, DDLP earned $28,256 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2014, DDLP received gross CDSC commissions of $1,334, $0, and $3,930 on redemptions of the Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2014, the Fund made purchases of $4,273,436,245 and sales of $5,492,546,478 of investment securities other than U.S. government securities and short-term investments. For the six months ended April 30, 2014, the Fund made purchases of $1,074,236,033 and sales of $869,181,559 of long-term U.S. government securities.

At April 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$5,969,147,161

Aggregate unrealized appreciation	$179,322,709
Aggregate unrealized depreciation	(35,882,036)

Net unrealized appreciation	$143,440,673

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.

70

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$35,118,418	$—

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

71

Notes to financial statements

Delaware Diversified Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-Backed Securities[1]	$—	$1,088,188,598	$3,687,253	$1,091,875,851
Corporate Debt	—	3,343,574,330	—	3,343,574,330
Municipal Bonds	—	35,568,153	—	35,568,153
Foreign Debt[1]	—	121,549,834	8,169,303	129,719,137
Senior Secured Loans	—	622,373,894	—	622,373,894
U.S. Treasury Obligations	—	248,993,006	—	248,993,006
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	13,428,070	14,707,796	—	28,135,866
Preferred Stock[1]	25,477,689	9,774,583	—	35,252,272
Options Purchased	—	16	—	16
Short-Term Investments	—	419,827,531	—	419,827,531
Securities Lending Collateral	—	157,267,778	—	157,267,778

Total	$38,905,759	$6,061,825,519	$11,856,556	$6,112,587,834

Foreign Currency Exchange Contracts	$—	$(291,636)	$—	$(291,636)
Futures Contracts	621,701	—	—	621,701
Swap Contracts	—	(134,088)	—	(134,088)

[1]Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	—	99.66%	0.34%	100.00%
Foreign Debt	—	93.70%	6.30%	100.00%
Convertible Preferred Stock	47.73%	52.27%	—	100.00%
Preferred Stock	72.27%	27.73%	—	100.00%

During the six months ended April 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

72

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/14	Year ended 10/31/13
Shares sold:
Class A	23,703,898	96,364,829
Class B	1,171	5,288
Class C	3,918,481	18,780,252
Class R	2,055,266	5,561,330
Institutional Class	28,131,816	105,812,619

Shares issued upon reinvestment of dividends and distributions:
Class A	6,219,264	20,512,652
Class B	12,601	61,303
Class C	2,112,588	5,787,536
Class R	245,044	667,773
Institutional Class	3,369,145	10,266,953

	69,769,274	263,820,535

Shares redeemed:
Class A	(82,938,646)	(272,143,771)
Class B	(422,941)	(1,339,486)
Class C	(33,125,492)	(96,397,088)
Class R	(3,079,299)	(9,329,920)
Institutional Class	(54,475,170)	(159,031,102)

	(174,041,548)	(538,241,367)

Net decrease	(104,272,274)	(274,420,832)

For the six months ended April 30, 2014 and the year ended Oct. 31, 2013, 53,448 Class B shares were converted to 53,455 Class A shares valued at $480,330, and 162,021 Class B shares were converted to 161,950 Class A shares valued at $1,492,498, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each

73

Notes to financial statements

Delaware Diversified Income Fund

5. Line of Credit (continued)

Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Fund had no amounts outstanding as of April 30, 2014 or at any time during the period then ended.

6. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of April 30, 2014, the Fund had the following unfunded loan commitment:

Borrower
Ortho-Clinical Bridge Loan	$1,915,000
Polymer Group Bridge Loan	2,834,100

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having

74

a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2014, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates, or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended April 30, 2014, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts – During the six months ended April 30, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the

75

Notes to financial statements

Delaware Diversified Income Fund

7. Derivatives (continued)

premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended April 30, 2014, the Fund used option contracts to adjust the Fund’s overall exposure to certain markets. During the six months ended April 30, 2014, the Fund did not enter into any written option contracts.

Swap Contracts – The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/(depreciation) on swap contracts. Upon periodic payment/(receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/(paid) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or

76

basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2014, the Fund entered into CDS contracts as a purchaser of protection in order to gain exposure to certain securities or markets, and as a seller of protection in order to hedge against a credit event. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty. The Fund posted $2,451,323 in cash collateral for centrally cleared swap contracts, which is presented as cash collateral for derivatives on the statement of assets and liabilities.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013 and (2) trading CDS basket through a central counterparty for trades entered on or after June 10, 2013.

During the six months ended April 30, 2014, the Fund used CDS contracts to hedge against a credit event and to protect against currency fluctuations.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

77

Notes to financial statements

Delaware Diversified Income Fund

7. Derivatives (continued)

Fair values of derivative instruments as of April 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$61,817	Unrealized loss on foreign currency exchange contracts	$353,453
Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	754,440*	Variation margin payable on futures contracts	132,739*
Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	—	Unrealized loss on credit default swap contracts	134,088

Total		$816,257		$620,280

*Includes cumulative appreciation of futures contracts from the date the contracts are opened through April 30, 2014. Only current day variation margin is reported on the Fund’s statement of assets and liabilities.

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2014 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(1,109,720)	$—	$—	$(1,109,720)
Interest rate contracts	—	9,261,802	—	9,261,802
Credit contracts	—	—	(371,878)	(371,878)

Total	$(1,109,720)	$9,261,802	$(371,878)	$7,780,204

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$534,992	$—	$—	$534,992
Interest rate contracts	—	1,084,133	—	1,084,133
Credit contracts	—	—	(206,533)	(206,533)

Total	$534,992	$1,084,133	$(206,533)	$1,412,592

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Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2014.

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	59,573,075	USD 150,168,169
Futures contracts (average notional value)		313,423,231	345,784,078
Options contracts (average notional value)		61,624	—
CDS contracts (average notional value)*	EUR	315,000	—
	USD	21,708,374	—

*Long represents buying protection and short represents selling protection.

8. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statements of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

79

Notes to financial statements

Delaware Diversified Income Fund

At April 30, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$15,607	$(25,011)	$(9,404)
Barclays Bank	5,880	(134,088)	(128,208)
BNP Paribas	32,313	—	32,313
BNY Mellon	148,758,655	(990)	148,757,665
JPMorgan Chase Bank	7,771	(111,725)	(103,954)
Morgan Stanley Capital	246	(84,159)	(83,913)
Toronto Dominion Bank	—	(94,352)	(94,352)
Union Bank of Switzerland	—	(37,216)	(37,216)

Total	$148,820,472	$(487,541)	$148,332,931

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$(9,404)	$—	$—	$—	$—	$(9,404)
Barclays Bank	(128,208)	—	—	40,000	—	(88,208)
BNP Paribas	32,313	—	—	—	—	32,313
BNY Mellon	148,757,665	—	(148,758,655)	—	—	(990)
JPMorgan Chase Bank	(103,954)	—	—	—	—	(103,954)
Morgan Stanley Capital	(83,913)	—	—	—	—	(83,913)
Toronto Dominion Bank	(94,352)	—	—	—	—	(94,352)
Union Bank of Switzerland	(37,216)	—	—	—	—	(37,216)

Total	$148,332,931	$—	$(148,758,655)	$40,000	$—	$(385,724)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America
Merrill Lynch	$79,963,633	$(79,963,633)	$—	$—
Bank of Montreal	26,654,545	(26,654,545)	—	—
BNP Paribas	312,182,822	(312,182,822)	—	—

Total	$418,801,000	$(418,801,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

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9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments® Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment

81

Notes to financial statements

Delaware Diversified Income Fund

pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2014, the value of securities on loan was $148,758,655, and the value of invested collateral was $157,267,778, for which cash collateral was received and invested in accordance with the Lending Agreement. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value

82

of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to April 30, 2014 that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and Chief Executive Officer Delaware Investments ® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

84

Semiannual report

U.S. growth equity mutual fund

Delaware U.S. Growth Fund

April 30, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware U.S. Growth Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware U.S. Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of April 30, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2013 to April 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2013 to April 30, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2013 to April 30, 2014 (Unaudited)

Delaware U.S. Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Annualized Expense Ratio	Expenses Paid During Period 11/1/13 to 4/30/14*
Actual Fund return†
Class A	$1,000.00	$1,065.10	1.06%	$5.43
Class B	1,000.00	1,064.50	1.06%	5.43
Class C	1,000.00	1,061.00	1.81%	9.25
Class R	1,000.00	1,063.50	1.31%	6.70
Institutional Class	1,000.00	1,066.00	0.81%	4.15
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.54	1.06%	$5.31
Class B	1,000.00	1,019.54	1.06%	5.31
Class C	1,000.00	1,015.82	1.81%	9.05
Class R	1,000.00	1,018.30	1.31%	6.56
Institutional Class	1,000.00	1,020.78	0.81%	4.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and

top 10 equity holdings

Delaware U.S. Growth Fund	As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock²	98.46%
Consumer Discretionary	18.65%
Consumer Staples	4.96%
Energy	6.43%
Financial Services	22.55%
Healthcare	15.41%
Materials & Processing.	1.84%
Technology	28.62%
Short-Term Investments	1.17%
Total Value of Securities	99.63%
Receivables and Other Assets Net of Liabilities	0.37%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act) such as computers, internet, semiconductors, and software. As of April 30, 2014 such amounts, as percentage of total net assets, were 1.73%, 8.49% 5.28% and 13.12% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the “Technology sector” for financial reporting purposes may exceed 25%.

3

Security type / sector allocation and

top 10 equity holdings

Delaware U.S. Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Allergan	5.40%
Visa Class A	5.38%
QUALCOMM	5.28%
MasterCard Class A	5.20%
Celgene	5.14%
Microsoft	5.10%
EOG Resources	4.97%
Walgreen	4.96%
Crown Castle International	4.64%
Liberty Interactive Class A	4.27%

4

Schedule of investments

Delaware U.S. Growth Fund	April 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.46%²
Consumer Discretionary – 18.65%
eBay †	2,111,375	$109,432,566
L Brands	1,621,700	87,896,140
Liberty Interactive Class A †	4,355,065	126,558,189
NIKE Class B	868,300	63,342,485
Priceline Group †	104,925	121,476,919
Sally Beauty Holdings †	1,598,273	43,808,663

		552,514,962

Consumer Staples – 4.96%
Walgreen	2,166,825	147,127,418

		147,127,418

Energy – 6.43%
EOG Resources	1,502,925	147,286,650
Kinder Morgan	1,319,508	43,095,131

		190,381,781

Financial Services – 22.55%
CME Group	811,723	57,137,182
Crown Castle International	1,888,049	137,317,804
IntercontinentalExchange Group	430,175	87,944,977
MasterCard Class A	2,094,850	154,076,218
Progressive	2,967,764	71,968,277
Visa Class A	787,200	159,494,592

		667,939,050

Healthcare – 15.41%
Allergan	964,100	159,886,344
Celgene †	1,035,400	152,214,154
Novo Nordisk ADR	1,923,725	87,317,878
Perrigo	393,756	57,039,494

		456,457,870

Materials & Processing – 1.84%
Syngenta ADR	693,275	54,456,751

		54,456,751

Technology – 28.62%
Adobe Systems †	1,910,650	117,867,999
Equinix †	478,550	89,876,475
Google Class A †	123,250	65,923,960
Google Class C †	122,525	64,529,017
Intuit	1,190,075	90,148,181
Microsoft	3,738,100	151,019,240
QUALCOMM	1,987,775	156,457,770
Teradata †	1,127,050	51,235,693
VeriFone Systems †	892,100	29,831,824

5

Schedule of investments

Delaware U.S. Growth Fund

	Number of shares	Value (U.S. $)
Common Stock² (continued)
Technology (continued)
VeriSign †	72,034	$3,398,564
Yelp †	474,500	27,672,840

		847,961,563

Total Common Stock (cost $2,270,498,864)		2,916,839,395

	Principal amount°
Short-Term Investments – 1.17%
Repurchase Agreements – 1.01%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $5,703,031 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $5,817,090)	5,703,028	5,703,028
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $1,901,011 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $1,939,030)	1,901,009	1,901,009
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $22,264,994 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $22,710,262)	22,264,963	22,264,963

		29,869,000

U.S. Treasury Obligation – 0.16%≠
U.S. Treasury Bill 0.093% 11/13/14	4,748,270	4,747,173

		4,747,173

Total Short-Term Investments (cost $34,614,879)		34,616,173

Total Value of Securities – 99.63% (cost $2,305,113,743)		$2,951,455,568

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

6

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Statement of assets and liabilities

Delaware U.S. Growth Fund	April 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$2,916,839,395
Short-term investments, at value[2]	34,616,173
Cash	207,363
Receivable for fund shares sold	9,831,199
Receivable for securities sold	8,342,833
Dividends and interest receivable	998,834

Total assets	2,970,835,797

Liabilities:
Payable for securities purchased	3,141,075
Payable for Fund shares redeemed	2,735,266
Investment management fees payable	1,366,039
Other accrued expenses	1,010,949
Distribution fees payable	147,530
Other affiliates payable	97,964
Trustees’ fees and expenses payable	7,503

Total liabilities	8,506,326

Total Net Assets	$2,962,329,471

Net Assets Consist of:
Paid-in capital	$2,300,445,693
Undistributed net investment income	7,362,868
Accumulated net realized gain on investments	8,179,085
Net unrealized appreciation of investments	646,341,825

Total Net Assets	$2,962,329,471

[1] Investments, at cost	$2,270,498,864
[2] Short-term investments, at cost	34,614,879

8

Net Asset Value
Class A:
Net assets	$360,259,158
Shares of beneficial interest outstanding, unlimited authorization, no par	15,397,020
Net asset value per share	$23.40
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$24.83

Class B:
Net assets	$877,227
Shares of beneficial interest outstanding, unlimited authorization, no par	43,897
Net asset value per share	$19.98

Class C:
Net assets	$79,321,958
Shares of beneficial interest outstanding, unlimited authorization, no par	3,677,485
Net asset value per share	$21.57

Class R:
Net assets	$21,201,314
Shares of beneficial interest outstanding, unlimited authorization, no par	930,310
Net asset value per share	$22.79

Institutional Class:
Net assets	$2,500,669,814
Shares of beneficial interest outstanding, unlimited authorization, no par	100,716,955
Net asset value per share	$24.83

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations

Delaware U.S. Growth Fund	Six months ended April 30, 2014 (Unaudited)

Investment Income:
Dividends	$21,105,287
Interest	11,710
Foreign tax withheld	(234,476)

20,882,521

Expenses:
Management fees	7,989,910
Distribution expenses – Class A	418,563
Distribution expenses – Class B	5,957
Distribution expenses – Class C	376,852
Distribution expenses – Class R	55,823
Dividend disbursing and transfer agent fees and expenses	2,351,393
Accounting and administration expenses	496,185
Legal fees	99,200
Reports and statements to shareholders	91,439
Registration fees	84,607
Trustees’ fees and expenses	70,814
Custodian fees	46,994
Audit and tax	14,152
Other	31,643

12,133,532
Less waived distribution expenses – Class B	(4,468)
Less expense paid indirectly	(227)

Total operating expenses	12,128,837

Net Investment Income	8,753,684

Net Realized and Unrealized Gain:
Net realized gain on investments	43,594,136
Net change in unrealized appreciation (depreciation) of investments	120,039,368

Net Realized and Unrealized Gain	163,633,504

Net Increase in Net Assets Resulting from Operations	$172,387,188

See accompanying notes, which are an integral part of the financial statements.

10

Statements of changes in net assets

Delaware U.S. Growth Fund

	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13
Increase in Net Assets from Operations:
Net investment income	$8,753,684	$1,837,278
Net realized gain	43,594,136	114,719,095
Net change in unrealized appreciation (depreciation)	120,039,368	288,392,710

Net increase in net assets resulting from operations	172,387,188	404,949,083

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(1,820,767)	(1,407,327)

	(1,820,767)	(1,407,327)

Capital Share Transactions:
Proceeds from shares sold:
Class A	102,628,294	157,616,843
Class B	13,324	67,162
Class C	13,898,878	32,926,610
Class R	3,915,589	17,216,523
Institutional Class	383,205,795	1,255,751,527

Net asset value of shares issued upon reinvestment of dividends and distributions:
Institutional Class	1,720,838	1,281,746

	505,382,718	1,464,860,411

Cost of shares redeemed:
Class A	(51,875,738)	(64,441,424)
Class B	(692,952)	(1,294,061)
Class C	(6,685,058)	(7,646,363)
Class R	(7,969,909)	(8,779,050)
Institutional Class	(233,781,133)	(312,149,814)

	(301,004,790)	(394,310,712)

Increase in net assets derived from capital share transactions	204,377,928	1,070,549,699

Net Increase in Net Assets	374,944,349	1,474,091,455

Net Assets:
Beginning of period	2,587,385,122	1,113,293,667

End of period (including undistributed net investment income of $7,362,868 and $429,951, respectively)	$2,962,329,471	$2,587,385,122

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended 4/30/14[1]	Year ended
(Unaudited)	10/31/13		10/31/12		10/31/11		10/31/10		10/31/09
$21.970	$17.310		$14.960		$13.450		$11.100		$9.380

0.050	(0.012)		(0.031)		0.006		(0.038)		0.001
1.380	4.672		2.381		1.504		2.388		1.719

1.430	4.660		2.350		1.510		2.350		1.720

$23.400	$21.970		$17.310		$14.960		$13.450		$11.100

6.51%	26.92%		15.71%		11.23%		21.17%		18.34%

$360,259	$290,303		$146,112		$60,615		$89,259		$128,702
1.06%	1.09%		1.10%		1.10%		1.07%		1.00%
1.06%	1.13%		1.16%		1.21%		1.26%		1.31%
0.44%	(0.06%	)	(0.19%	)	0.04%		(0.31%	)	0.00%
0.44%	(0.10%	)	(0.25%	)	(0.07%	)	(0.50%	)	(0.31%	)
9%	23%		20%		25%		22%		30%

13

Financial highlights

Delaware U.S. Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 4/30/14[1]	Year ended
(Unaudited)	10/31/13		10/31/12		10/31/11		10/31/10		10/31/09
$18.770	$14.880		$12.960		$11.740		$9.760		$8.310

0.043	(0.125)		(0.134)		(0.090)		(0.114)		(0.058)
1.167	4.015		2.054		1.310		2.094		1.508

1.210	3.890		1.920		1.220		1.980		1.450

$19.980	$18.770		$14.880		$12.960		$11.740		$9.760

6.45%	26.14%		14.81%		10.39%		20.29%		17.45%

$877	$1,460		$2,271		$3,288		$4,428		$5,564
1.06%	1.79%		1.85%		1.85%		1.82%		1.75%
1.81%	1.84%		1.86%		1.91%		1.96%		2.01%
0.44%	(0.76%	)	(0.94%	)	(0.71%	)	(1.06%	)	(0.75%	)
(0.31% )	(0.81%	)	(0.95%	)	(0.77%	)	(1.20%	)	(1.01%	)
9%	23%		20%		25%		22%		30%

15

Financial highlights

Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain

Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 4/30/14[1]		Year ended
(Unaudited)		10/31/13		10/31/12		10/31/11		10/31/10		10/31/09
$20.330		$16.130		$14.050		$12.720		$10.580		$9.010

(0.033)		(0.147)		(0.146)		(0.098)		(0.123)		(0.065)
1.273		4.347		2.226		1.428		2.263		1.635

1.240		4.200		2.080		1.330		2.140		1.570

$21.570		$20.330		$16.130		$14.050		$12.720		$10.580

6.10%		26.04%		14.80%		10.46%		20.23%		17.43%

$79,322		$67,898		$31,103		$13,456		$12,535		$13,112
1.81%		1.84%		1.85%		1.85%		1.82%		1.75%
1.81%		1.84%		1.86%		1.91%		1.96%		2.01%
(0.31%	)	(0.81%	)	(0.94%	)	(0.71%	)	(1.06%	)	(0.75%	)
(0.31%	)	(0.81%	)	(0.95%	)	(0.77%	)	(1.20%	)	(1.01%	)
9%		23%		20%		25%		22%		30%

17

Financial highlights

Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 4/30/14[1]	Year ended
(Unaudited)	10/31/13		10/31/12		10/31/11		10/31/10		10/31/09
$21.430	$16.920		$14.660		$13.210		$10.930		$9.260

0.021	(0.059)		(0.073)		(0.030)		(0.067)		(0.022)
1.339	4.569		2.333		1.480		2.347		1.692

1.360	4.510		2.260		1.450		2.280		1.670

$22.790	$21.430		$16.920		$14.660		$13.210		$10.930

6.35%	26.66%		15.42%		10.98%		20.86%		18.03%

$21,201	$23,815		$11,202		$1,697		$2,375		$2,336
1.31%	1.34%		1.35%		1.35%		1.32%		1.25%
1.31%	1.43%		1.46%		1.51%		1.56%		1.61%
0.19%	(0.31%	)	(0.44%	)	(0.21%	)	(0.56%	)	(0.25%	)
0.19%	(0.40%	)	(0.55%	)	(0.37%	)	(0.80%	)	(0.61%	)
9%	23%		20%		25%		22%		30%

19

Financial highlights

Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 4/30/14[1]	Year ended
(Unaudited)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
$23.310	$18.340	$15.830	$14.220	$11.710	$9.890

0.084	0.039	0.011	0.045	(0.008)	0.024
1.455	4.959	2.520	1.587	2.527	1.813

1.539	4.998	2.531	1.632	2.519	1.837

(0.019)	(0.028)	(0.021)	(0.022)	(0.009)	(0.017)

(0.019)	(0.028)	(0.021)	(0.022)	(0.009)	(0.017)

$24.830	$23.310	$18.340	$15.830	$14.220	$11.710

6.60%	27.29%	16.01%	11.48%	21.42%	18.48%

$2,500,670	$2,203,909	$922,606	$563,004	$477,361	$460,756
0.81%	0.84%	0.85%	0.85%	0.82%	0.75%
0.81%	0.84%	0.86%	0.91%	0.96%	1.01%
0.69%	0.19%	0.06%	0.29%	(0.06% )	0.25%
0.69%	0.19%	0.05%	0.23%	(0.20% )	(0.01% )
9%	23%	20%	25%	22%	30%

21

Notes to financial statements

Delaware U.S. Growth Fund	April 30, 2014 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

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Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2014.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,611 for the six months ended April 30, 2014. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended April 30, 2014.

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Notes to financial statements

Delaware U.S. Growth Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2014, the Fund earned $227 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) do not exceed 0.85% of average daily net assets of the Fund from Nov. 1, 2013 through April 30, 2014*. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2014, the Fund was charged $67,513 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended April 30, 2014, the amount charged by DSC was $307,603. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

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Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares,1.00% of the average daily net assets of the Class B and Class C shares, and 0.50% of the daily net assets of the Class R shares. DDLP has contracted to waive Class B shares 12b-1 fees from Nov. 1, 2013 through April 30, 2014** to 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2014, the Fund was charged $42,176 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2014, DDLP earned $53,136 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2014, DDLP received gross CDSC commissions of $6 and $262 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The	contractual waiver period is Feb. 28, 2012 through Feb. 27, 2015.

**The	contractual waiver period is Oct. 1, 2013 through Feb. 27, 2015.

3. Investments

For the six months ended April 30, 2014, the Fund made purchases of $472,429,990 and sales of $255,284,591 of investment securities other than short-term investments.

At April 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$2,312,404,331

Aggregate unrealized appreciation	$683,199,788
Aggregate unrealized depreciation	(44,148,551)

Net unrealized depreciation	$639,051,237

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2013 will expire as follows: $27,065,298 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the

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Notes to financial statements

Delaware U.S. Growth Fund

3. Investments (continued)

Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Total
Common Stock	$2,916,839,395	$—	$2,916,839,395
Short-Term Investments	—	34,616,173	34,616,173

Total	$2,916,839,395	$34,616,173	$2,951,455,568

During the six months ended April 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At April 30, 2014, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/14	Year ended 10/31/13
Shares sold:
Class A	4,417,859	8,064,934
Class B	685	4,129
Class C	650,189	1,834,459
Class R	173,552	932,956
Institutional Class	15,583,220	59,025,140

Shares issued upon reinvestment of dividends and distributions:
Institutional Class	69,875	69,723

	20,895,380	69,931,341

Shares redeemed:
Class A	(2,232,034)	(3,297,022)
Class B	(34,552)	(78,949)
Class C	(312,155)	(423,054)
Class R	(354,493)	(483,774)
Institutional Class	(9,497,705)	(14,849,574)

	(12,430,939)	(19,132,373)

Net increase	8,464,441	50,798,968

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Notes to financial statements

Delaware U.S. Growth Fund

4. Capital Shares (continued)

For the six months ended April 30, 2014 and the year ended Oct. 31, 2013, 20,868 Class B shares were converted to 17,824 Class A shares valued at $420,336 and 36,910 Class B shares were converted to 31,642 Class A shares valued at $603,231, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on the previous page and the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Fund had no amounts outstanding as of April 30, 2014 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event.

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Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At April 30, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$5,703,028	$(5,703,028)	$—	$—
Bank of Montreal	1,901,009	(1,901,009)	—	—
BNP Paribas	22,264,963	(22,264,963)	—	—

Total	$29,869,000	$(29,869,000)	$—	$—

(a)Net	amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

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Notes to financial statements

Delaware U.S. Growth Fund

7. Securities Lending (continued)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2014, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on

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investments in illiquid securities. As of April 30, 2014, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Effective May 16, 2014, Jackson Square Partners, LLC (JSP) is serving as sub-advisor to the Fund.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2014 that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments ®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President
Thomas L. Bennett	President	Sevilla-Sacasa	and Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú	St. Paul, MN
International
		Miami, FL	J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ
Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

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Semiannual report

Alternative / specialty mutual fund

Delaware Global Real Estate Opportunities Fund

April 30, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Global Real Estate Opportunities Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information

•	Obtain share prices

•	Check your account balance and recent transactions

•	Request statements or literature

•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Global Real Estate Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of April 30, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

©2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2013 to April 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2013 to April 30, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from November 1, 2013 to April 30, 2014 (Unaudited)

Delaware Global Real Estate Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Annualized Expense Ratio	Expenses Paid During Period 11/1/13 to 4/30/14*
Actual Fund return†
Class A	$1,000.00	$1,042.90	1.40%	$7.09
Class C	1,000.00	1,039.30	2.15%	10.87
Class R	1,000.00	1,042.90	1.65%	8.36
Institutional Class	1,000.00	1,044.20	1.15%	5.83
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.85	1.40%	$7.00
Class C	1,000.00	1,014.13	2.15%	10.74
Class R	1,000.00	1,016.61	1.65%	8.25
Institutional Class	1,000.00	1,019.09	1.15%	5.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / country and sector allocations
Delaware Global Real Estate Opportunities Fund	As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Convertible Bond	1.12%
Common Stock by Country	96.17%
Australia	8.43%
Canada	2.25%
China/Hong Kong	6.55%
France	2.87%
Germany	2.46%
Italy	0.68%
Japan	8.21%
Mexico	0.75%
Netherlands	0.65%
Singapore	2.40%
Spain	0.98%
Sweden	1.85%
United Kingdom	6.57%
United States	51.52%
Warrant	0.01%
Short-Term Investments	0.99%
Total Value of Securities	98.29%
Receivables and Other Assets Net of Liabilities	1.71%
Total Net Assets	100.00%

Security type / country and sector allocations
Delaware Global Real Estate Opportunities Fund

Convertible bond, common stock and warrant by sector	Percentage of net assets
Diversified REITs	14.58%
Healthcare REITs	3.73%
Hotel REITs	6.04%
Industrial REITs	6.37%
Mall REITs	9.60%
Multifamily REITs	11.86%
Office REITs	15.34%
Office/Industrial REITs	7.75%
Real Estate Operating Companies/Developer	8.13%
Retail REITs	5.34%
Self-Storage REITs	1.49%
Shopping Center REITs	3.59%
Single Tenant REITs	1.06%
Specialty REITs	2.41%
Total	97.29%

Schedule of investments
Delaware Global Real Estate Opportunities Fund	April 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Convertible Bond – 1.12%

Forest City Enterprises 144A 3.625% exercise price $24.21, expiration date 8/14/20 #	542,000	$562,664

Total Convertible Bond (cost $554,994)		562,664

	Number of shares

Common Stock – 96.17%Δ

Australia – 8.43%
Dexus Property Group	1,092,697	1,152,466
Goodman Group	127,429	589,699
GPT Group-In Specie @=†	1,377,200	0
Investa Office Fund	137,708	427,404
Mirvac Group	502,517	817,187
Westfield Group	58,282	593,036
Westfield Retail Trust	216,861	642,843

		4,222,635

Canada – 2.25%
Allied Properties Real Estate Investment Trust	8,000	249,742
Boardwalk Real Estate Investment Trust	4,683	264,010
H&R Real Estate Investment Trust	29,100	612,883

		1,126,635

China/Hong Kong – 6.55%
Hongkong Land Holdings	90,000	630,000
Hysan Development	151,072	645,952
Link REIT	123,500	614,079
Sun Hung Kai Properties	76,053	957,903
Wharf Holdings	61,685	431,631

		3,279,565

France – 2.87%
Klepierre	11,694	536,073
Unibail-Rodamco	3,350	903,665

		1,439,738

Germany – 2.46%
Alstria Office REIT	44,588	615,145
Deutsche Annington Immobilien †	21,354	616,165

		1,231,310

Italy – 0.68%
Beni Stabili	380,241	339,439

		339,439

Japan – 8.21%
GLP J-REIT †	592	584,384
Japan Real Estate Investment	53	280,517
Kenedix Office Investment	61	304,358

Schedule of investments
Delaware Global Real Estate Opportunities Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Japan (continued)
Mitsubishi Estate	38,642	$874,799
Mitsui Fudosan	34,446	1,018,064
Nippon Building Fund	71	393,152
Sumitomo Realty & Development	17,000	658,612

		4,113,886

Mexico – 0.75%
Concentradora Fibra Hotelera Mexicana	227,431	375,645

		375,645

Netherlands – 0.65%
Corio	6,940	324,784

		324,784

Singapore – 2.40%
CapitaCommercial Trust	271,000	345,925
Mapletree Commercial Trust	334,694	337,778
Suntec Real Estate Investment Trust	379,000	518,557

		1,202,260

Spain – 0.98%
Lar Espana Real Estate Socimi †	34,367	491,059

		491,059

Sweden – 1.85%
Castellum	23,342	397,027
Hufvudstaden Class A	36,148	528,122

		925,149

United Kingdom – 6.57%
British Land	84,250	982,249
Derwent London	13,505	620,228
Great Portland Estates	76,858	813,663
Segro	148,453	877,043

		3,293,183

United States – 51.52%
American Campus Communities	17,616	672,931
Apartment Investment & Management	18,561	572,236
AvalonBay Communities	6,742	920,620
Boston Properties	9,917	1,161,677
Camden Property Trust	5,949	407,447
Corporate Office Properties Trust	15,375	411,281
DDR	27,025	464,019
DiamondRock Hospitality	36,094	442,873
Douglas Emmett	15,729	434,120
Duke Realty	43,202	756,899
EPR Properties	11,624	623,163

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United States (continued)
Equity Residential	11,439	$679,934
Essex Property Trust	2,118	366,965
First Industrial Realty Trust	21,431	393,687
General Growth Properties	47,495	1,090,960
Healthcare Realty Trust	13,412	337,312
Healthcare Trust of America Class A	35,548	415,556
Highwoods Properties	7,708	311,018
Host Hotels & Resorts	43,745	938,330
Kilroy Realty	6,885	410,139
Kimco Realty	22,925	525,441
Macerich	6,145	398,872
Pebblebrook Hotel Trust	11,744	404,463
Post Properties	11,556	580,227
Prologis	21,127	858,390
PS Business Parks	6,437	552,102
Public Storage	4,252	746,269
Ramco-Gershenson Properties Trust	18,506	304,979
RLJ Lodging Trust	12,053	321,454
Sabra Health Care REIT	13,409	401,868
Simon Property Group	16,176	2,801,683
SL Green Realty	8,111	849,303
Spirit Realty Capital	49,439	532,458
STAG Industrial	20,082	472,529
Strategic Hotels & Resorts †	50,386	543,665
Tanger Factory Outlet Centers	14,083	502,481
Taubman Centers	7,087	516,217
UDR	33,275	860,492
Ventas	10,825	715,316
Vornado Realty Trust	6,818	699,527
Washington Real Estate Investment Trust	16,882	412,934

		25,811,837

Total Common Stock (cost $44,424,126)		48,177,125

Warrant – 0.01%Δ

Hong Kong – 0.01%
Sun Hung Kai Properties CW16 strike price HKD98.60, expiration date 4/22/16 †	6,671	4,492

Total Warrant (cost $0)		4,492

Schedule of investments
Delaware Global Real Estate Opportunities Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 0.99%

Repurchase Agreements – 0.75%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $71,982 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $73,422)	71,982	$71,982
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $23,994 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $24,474)	23,994	23,994
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $281,024 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $286,644)	281,024	281,024

		377,000

U.S. Treasury Obligation – 0.24%≠
U.S. Treasury Bill 0.093% 11/13/14	119,490	119,463

		119,463

Total Short-Term Investments (cost $496,430)		496,463

Total Value of Securities – 98.29% (cost $45,475,550)		$49,240,744

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2014, the aggregate value of Rule 144A securities was $562,664, which represents 1.12% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2014, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at April 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	AUD	(303,992)	USD	281,083	5/1/14	$(1,383)
BNYM	GBP	(39,441)	USD	66,288	5/2/14	(305)
BNYM	JPY	(24,928,646)	USD	242,994	5/2/14	(893)
BNYM	SGD	(102,369)	USD	81,420	5/2/14	(250)

						$(2,831)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

AUD – Australian Dollar

BNYM – BNY Mellon

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

REIT – Real Estate Investment Trust

SGD – Singapore Dollar

USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Global Real Estate Opportunities Fund	April 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$48,744,281
Short-term investments, at value[2]	496,463
Cash	37,661
Foreign currencies, at value[3]	19,534
Receivable for securities sold	849,250
Receivable for fund shares sold	340,270
Dividends and interest receivable	131,383

Total assets	50,618,842

Liabilities:
Payable for securities purchased	230,962
Payable for fund shares redeemed	212,431
Audit fees payable	15,818
Investment management fees payable	29,711
Other accrued expenses	23,523
Distribution fees payable to affiliates	2,387
Other affiliates payable	2,259
Trustees’ fees and expenses payable	134
Unrealized loss on foreign currency exchange contracts	2,831

Total liabilities	520,056

Total Net Assets	$50,098,786

Net Assets Consist of:
Paid-in capital	$143,368,433
Distributions in excess of net investment income	(277,045)
Accumulated net realized loss on investments	(96,758,835)
Net unrealized appreciation of investments and derivatives	3,766,233

Total Net Assets	$50,098,786

[1]Investments, at cost	$44,979,120
[2]Short-term investments, at cost	496,430
[3]Foreign currencies, at cost	19,507

Net Asset Value
Class A:
Net assets	$6,714,673
Shares of beneficial interest outstanding, unlimited authorization, no par	992,677
Net asset value per share	$6.76
Sales charge	5.75%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$7.17

Class C:
Net assets	$1,447,008
Shares of beneficial interest outstanding, unlimited authorization, no par	214,251
Net asset value per share	$6.75

Class R:
Net assets	$53,101
Shares of beneficial interest outstanding, unlimited authorization, no par	7,860
Net asset value per share	$6.76

Institutional Class:
Net assets	$41,884,004
Shares of beneficial interest outstanding, unlimited authorization, no par	6,196,148
Net asset value per share	$6.76

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Global Real Estate Opportunities Fund	Six months ended April 30, 2014 (Unaudited)

Investment Income:
Dividends	$843,846
Interest	6,620
Securities lending income	2
Foreign tax withheld	(20,280)

830,188

Expenses:
Management fees	253,492
Distribution expenses – Class A	6,225
Distribution expenses – Class C	5,059
Distribution expenses – Class R	90
Registration fees	32,852
Audit and tax	22,937
Dividend disbursing and transfer agent fees and expenses	15,169
Reports and statements to shareholders	9,921
Accounting and administration expenses	9,095
Custodian fees	7,667
Legal fees	2,502
Trustees’ fees and expenses	1,343
Other	7,294

373,646
Less expenses waived	(67,510)
Less expense paid indirectly	(8)

Total operating expenses	306,128

Net Investment Income	524,060

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,002,753
Foreign currencies	13,150
Foreign currency exchange contracts	(41,229)

Net realized gain	974,674

Net change in unrealized appreciation (depreciation) of:
Investments	628,186
Foreign currencies	3,353
Foreign currency exchange contracts	(2,387)

Net change in unrealized appreciation (depreciation)	629,152

Net Realized and Unrealized Gain	1,603,826

Net Increase in Net Assets Resulting from Operations	$2,127,886

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets
Delaware Global Real Estate Opportunities Fund

	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$524,060	$947,006
Net realized gain	974,674	10,725,716
Net change in unrealized appreciation (depreciation)	629,152	(2,088,740)

Net increase in net assets resulting from operations	2,127,886	9,583,982

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(109,183)	(43,533)
Class C	(16,557)	(1,019)
Class R	(579)	(200)
Institutional Class	(1,238,774)	(2,409,597)

	(1,365,093)	(2,454,349)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,217,975	4,848,064
Class C	886,691	533,552
Class R	26,867	16,130
Institutional Class	4,301,805	5,978,853

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	103,247	36,689
Class C	16,557	1,018
Class R	578	199
Institutional Class	194,666	1,994,281

	8,748,386	13,408,786

	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13

Cost of shares redeemed:
Class A	$(1,113,605)	$(1,049,483)
Class C	(70,872)	(3,384)
Class R	(11)	—
Institutional Class	(12,455,025)	(42,013,438)

	(13,639,513)	(43,066,305)

Decrease in net assets derived from capital share transactions	(4,891,127)	(29,657,519)

Net Decrease in Net Assets	(4,128,334)	(22,527,886)

Net Assets:
Beginning of period	54,227,120	76,755,006

End of period (including undistributed (distributions in excess of) net investment income of $(277,045) and $563,988, respectively)	$50,098,786	$54,227,120

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Global Real Estate Opportunities Fund Class A1

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio which occurred after the close of business on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. The information shown for 2012 and earlier is historical information for The Global Real Estate Securities Portfolio. Because the Fund’s fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund’s performance would have been lower than that of The Global Real Estate Securities Portfolio.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/14[2] (Unaudited)	Year ended

	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

$6.650	$6.060	$5.370	$5.780	$5.040	$4.420

0.059	0.079	0.103	0.148	0.129	0.129
0.214	0.696	0.799	(0.069)	0.973	0.491

0.273	0.775	0.902	0.079	1.102	0.620

(0.163)	(0.185)	(0.212)	(0.489)	(0.362)	—

(0.163)	(0.185)	(0.212)	(0.489)	(0.362)	—

$6.760	$6.650	$6.060	$5.370	$5.780	$5.040

4.29%	13.11%	17.79%	1.68%	23.26%	14.03%

$6,715	$4,340	$297	$8	$8	$6
1.40%	1.40%	1.38%	1.39%	1.50%	1.32%
1.66%	1.66%	1.52%	1.49%	1.50%	1.46%
1.84%	1.21%	1.65%	2.69%	2.52%	3.20%
1.58%	0.95%	1.51%	2.59%	2.52%	3.06%
54%	112%	128%	155%	185%	124%

Financial highlights
Delaware Global Real Estate Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/14[1] (Unaudited)	Year ended 10/31/13	10/1/12[2] to 10/31/12

$6.640	$6.060	$5.960

0.035	0.030	(0.005)
0.206	0.705	0.105

0.241	0.735	0.100

(0.131)	(0.155)	—

(0.131)	(0.155)	—

$6.750	$6.640	$6.060

3.93%	12.23%	1.68%

$1,447	$572	$25
2.15%	2.15%	2.15%
2.41%	2.41%	2.52%
1.09%	0.46%	(0.93%	)
0.83%	0.20%	(1.30%	)
54%	112%	128%	[5]

Financial highlights
Delaware Global Real Estate Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/14[1] (Unaudited)	Year ended 10/31/13	10/1/12[2] to 10/31/12

$6.640	$6.060	$5.960

0.051	0.062	(0.002)
0.222	0.699	0.102

0.273	0.761	0.100

(0.153)	(0.181)	—

(0.153)	(0.181)	—

$6.760	$6.640	$6.060

4.29%	12.87%	1.68%

$53	$24	$7
1.65%	1.65%	1.65%
1.91%	2.00%	2.12%
1.59%	0.96%	(0.43%	)
1.33%	0.61%	(0.90%	)
54%	112%	128%	[5]

Financial highlights
Delaware Global Real Estate Opportunities Fund Institutional Class[1]

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio which occurred after the close of business on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. The information shown for 2012 and earlier is historical information for The Global Real Estate Securities Portfolio. Because the Fund’s fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund’s performance would have been lower than that of The Global Real Estate Securities Portfolio.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/14[2] (Unaudited)	Year ended

	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

$6.650	$6.060	$5.390	$5.790	$5.050	$4.430

0.067	0.094	0.105	0.163	0.142	0.139
0.214	0.707	0.791	(0.061)	0.971	0.490

0.281	0.801	0.896	0.102	1.113	0.629

(0.171)	(0.211)	(0.226)	(0.502)	(0.373)	(0.009)

(0.171)	(0.211)	(0.226)	(0.502)	(0.373)	(0.009)

$6.760	$6.650	$6.060	$5.390	$5.790	$5.050

4.42%	13.58%	17.68%	2.10%	23.49%	13.75%

$41,884	$49,291	$76,426	$49,359	$60,307	$54,761
1.15%	1.15%	1.13%	1.14%	1.25%	1.07%
1.41%	1.41%	1.27%	1.24%	1.25%	1.21%
2.09%	1.46%	1.90%	2.94%	2.77%	3.45%
1.83%	1.20%	1.76%	2.84%	2.77%	3.31%
54%	112%	128%	155%	185%	124%

Notes to financial statements
Delaware Global Real Estate Opportunities Fund	April 30, 2014 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Global Real Estate Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2014.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

1. Significant Accounting Policies (continued)

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income quarterly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended April 30, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2014, the Fund earned $8 under the agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.99% on the first $100 million of average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

DMC has contractually agreed to waive that portion if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) do not exceed 1.15% of the Fund’s average daily net assets from Nov. 1, 2013 through April 30, 2014.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2014, the Fund was charged $1,236 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended April 30, 2014, the amount charged by DSC was $5,627. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares, respectively. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2014, the Fund was charged $776 for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees.

*The contractual waiver period is Feb. 28, 2013 to Feb. 27, 2015

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended April 30, 2014, DDLP earned $1,323 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2014, DDLP received gross CDSC commissions of $91 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset up front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2014, the Fund made purchases of $26,898,748 and sales of $31,701,280 of investment securities other than short-term investments.

At April 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$46,075,055

Aggregate unrealized appreciation	$4,387,412
Aggregate unrealized depreciation	(1,221,723)

Net unrealized appreciation	$3,165,689

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2013* will expire as follows: $43,164,891 expires in 2016, $50,784,384 expires in 2017, and $3,400,957 expires in 2018.

On Dec. 22, 2010 the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

*The amount of this loss which can be utilized in subsequent years may be subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Global Real Estate Securities Fund on Sept. 28, 2012.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Total
Convertible Bond	$—	$562,664	$562,664
Common Stock
Australia	4,222,635	—	4,222,635
Canada	1,126,635	—	1,126,635
China/Hong Kong	3,279,565	—	3,279,565
France	1,439,738	—	1,439,738
Germany	1,231,310	—	1,231,310
Italy	339,439	—	339,439
Japan	4,113,886	—	4,113,886
Mexico	375,645	—	375,645
Netherlands	324,784	—	324,784
Singapore	1,202,260	—	1,202,260
Spain	491,059	—	491,059
Sweden	925,149	—	925,149
United Kingdom	3,293,183	—	3,293,183
United States	25,811,837	—	25,811,837
Warrant	4,492	—	4,492
Short-Term Investments	—	496,463	496,463

Total	$48,181,617	$1,059,127	$49,240,744

Foreign Currency Exchange Contracts	$—	$(2,831)	$(2,831)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

During the six months ended April 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in the classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/14	Year ended 10/31/13
Shares sold:
Class A	498,474	760,881
Class C	136,520	82,306
Class R	4,241	2,408
Institutional Class	657,387	917,597

Shares issued upon reinvestment of dividends and distributions:
Class A	16,390	6,032
Class C	2,636	168
Class R	91	33
Institutional Class	30,881	331,969

	1,346,620	2,101,394

Shares redeemed:
Class A	(174,436)	(163,649)
Class C	(11,090)	(513)
Class R	(2)	—
Institutional Class	(1,903,896)	(6,441,084)

	(2,089,424)	(6,605,246)

Net decrease	(742,804)	(4,503,852)

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

5. Line of Credit (continued)

and operates in substantially the same manner as the original agreement. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Fund had no amounts outstanding as of April 30, 2014 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At April 30, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$—	$(2,831)	$(2,831)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNY Mellon	$(2,831)	$—	$—	$—	$—	$(2,831)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$71,982	$(71,982)	$—	$—
Bank of Montreal	23,994	(23,994)	—	—
BNP Paribas	281,024	(281,024)	—	—

Total	$377,000	$(377,000)	$—	$—

(a)Net represents the net receivable/(payable) that would be due from/(to) the counterparty in an event of default.

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The Fund may also enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

7. Derivatives (continued)

currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. See the statement of operations on page 12 for the realized and unrealized gain or loss on derivatives.

During the six months ended April 30, 2014, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2014:

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	174,410	USD	132,565

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2014, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

9. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities and illiquid securities have been identified in the schedule of investments.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2014 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments ® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Global Real Estate Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® ADVISER FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2014